FIDELITY CONNECTICUT
MUNICIPAL MONEY MARKET
FUND

(REGISTERED TRADEMARK)



ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS
                              AND ONE YEAR.

INVESTMENTS              9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS     13   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    17   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    20   THE AUDITORS' OPINION.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

FIDELITY CONNECTICUT MUNICIPAL          3.05%    14.10%   31.69%
 MONEY MARKET FUND

CONNECTICUT TAX-FREE                    2.93%    13.76%   28.62%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 11 money market funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

FIDELITY CONNECTICUT MUNICIPAL          3.05%    2.67%    3.39%
 MONEY MARKET FUND

CONNECTICUT TAX-FREE                    2.93%    2.61%    3.09%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                                 12/1/97   9/1/97   6/2/97   3/3/97   12/2/96



FIDELITY CONNECTICUT MUNICIPAL   3.19%     2.85%    3.18%    2.77%    2.99%
MONEY MARKET FUND



CONNECTICUT TAX-FREE             3.04%     2.77%    2.91%    2.72%    2.78%
MONEY MARKET FUNDS AVERAGE



FIDELITY CONNECTICUT MUNICIPAL   5.22%     4.65%    5.19%    4.50%    4.86%
MONEY MARKET FUND -
TAX-EQUIVALENT



PORTION OF FUND'S INCOME         0.66%     4.80%    4.87%    15.71%   12.89%
SUBJECT TO STATE TAXES


Fidelity Connecticut
Municipal Money
Market Fund
Connecticut
Tax-Free Money
Market Funds
Average
Row: 1, Col: 1, Value: 3.19
Row: 1, Col: 2, Value: 3.04
Row: 2, Col: 1, Value: 2.85
Row: 2, Col: 2, Value: 2.77
Row: 3, Col: 1, Value: 3.18
Row: 3, Col: 2, Value: 2.91
Row: 4, Col: 1, Value: 2.77
Row: 4, Col: 2, Value: 2.72
Row: 5, Col: 1, Value: 2.99
Row: 5, Col: 2, Value: 2.78
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund on July 1, 1997.
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. During the first several months of the period, investors tried to figure out when the Federal Reserve Board might raise the fed funds rate, which is the rate banks charge each other for overnight loans. Over that period, data showed growth in the economy, but the pace of that growth was inconsistent, and there were no signs of inflation. As a result, the Fed kept the fed funds rate steady at 5.25%. In February and March, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 meeting that it had increased the fed funds rate from 5.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT'S HAPPENED SINCE THEN?
A. Economic activity has been moderate to fairly strong, but inflation has remained in check. The Fed has opted to keep rates unchanged, but remains biased toward raising rates if signs of stronger inflation emerge. In fact, in mid-October, several Fed officials made comments indicating that they were thinking of raising rates in order to slow the economy. However, that was before economic and market turmoil hit Southeast Asia in late October and continued through November. Because of this instability in the global financial markets, it now appears that the Fed will hold off raising rates in order to avoid roiling the markets and causing more anxiety. As a result, most market participants feel the Fed will wait until the market disruption in Asia moderates before deciding if a strong U.S. economy still warrants a rate increase.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. For most of the period, the environment was one in which we expected rates to be higher in the ensuing months. As a result, the fund was managed during the first half of the year to have an average maturity of 45 to 50 days. The fund's average maturity during this time was neutral to slightly shorter than its peers, giving it flexibility in case rates started to increase. At the end of June, however, a large issuance of fixed-rate one-year notes exempt from Connecticut state income tax came to market. The sheer size of the issuance made the notes attractive because supply in the Connecticut market usually is constrained, while demand is high for such short-term securities issued by the state. The fund participated heavily in this issuance, locking in rates that I felt were attractive because they priced in future Fed rate increases and looked as if they would outperform other Connecticut securities even in a period of rising rates. Buying these securities pushed the fund's average maturity out to the high 70-day range, although the average maturity of the fund stood at 59 days at the end of the period. In addition, because of supply constraints in Connecticut, the fund was about 15% invested out of state in July. However, I eliminated the fund's investments in out-of-state securities that were subject to Connecticut state taxes by the end of the period.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1997, was 3.20%, the same as it was six months ago. The more recent seven-day yield was the equivalent of a 5.24% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. Through November 30, 1997, the fund's 12-month total return was 3.05%, compared to 2.93% for the Connecticut tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. For the next six months, I believe the Fed will still be biased toward raising rates, and that it is looking for reasons to do so. At this point, the Fed has held off raising rates in spite of the strength of the economy, because inflation has remained under control and the uncertainty created in global financial markets from the fallout in Asia has continued. With any inkling of inflationary pressures, however, I believe the Fed would pull the trigger and raise the fed funds rate at least one more time. As a result, I'm managing the fund with the expectation that that will happen, although the timing of a rate increase is unclear. A rate increase in the next few months may help the U.S. economy, but it might send the worldwide financial markets into an uproar. Therefore, I think the Fed would like Asian markets to stabilize before it takes action.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income and stability by
investing mainly in high-quality,
short-term Connecticut
municipal money market
securities
FUND NUMBER: 418
TRADING SYMBOL: FCMXX
START DATE: August 29, 1989
SIZE: as of November 30,
1997, more than $387 million
MANAGER: Scott Orr, since July
1997; manager, various Fidelity
and Spartan municipal money
market funds; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS    % OF FUND ASSETS
            11/30/97           5/31/97             11/30/96

  0 - 30    64                 60                  75

 31 - 90    11                 27                  2

 91 - 180   9                  2                   10

181 - 397   16                 11                  13

WEIGHTED AVERAGE MATURITY
                                  11/30/97   5/31/97   11/30/96

FIDELITY CONNECTICUT MUNICIPAL
MONEY MARKET FUND                 59 DAYS    48 DAYS   50 DAYS

CONNECTICUT TAX-FREE
MONEY MARKET FUNDS AVERAGE*       58 DAYS    46 DAYS   57 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
ROW: 1, COL: 1, VALUE: 5.0
ROW: 1, COL: 2, VALUE: 14.0
ROW: 1, COL: 3, VALUE: 8.0
ROW: 1, COL: 4, VALUE: 12.0
ROW: 1, COL: 5, VALUE: 61.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 54%
COMMERCIAL PAPER
(INCLUDING CP MODE) 13%
TENDER BONDS 9%
MUNICIPAL
NOTES 11%
OTHER 13%
VARIABLE RATE DEMAND
NOTES (VRDNS) 61%
COMMERCIAL PAPER
(INCLUDING CP MODE) 12%
TENDER BONDS 8%
MUNICIPAL
NOTES 14%
OTHER 5%
ROW: 1, COL: 1, VALUE: 13.0
ROW: 1, COL: 2, VALUE: 11.0
ROW: 1, COL: 3, VALUE: 9.0
ROW: 1, COL: 4, VALUE: 13.0
ROW: 1, COL: 5, VALUE: 54.0
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
CONNECTICUT - 88.0%
Cheshire Gen. Oblig. BAN 4.25% 8/7/98 $ 7,100,000 $ 7,124,236
Clipper Tax Exempt Trust Participating VRDN, Series 94-1, 3.89% (Liquidity Facility State Street Bank & Trust Co.) (c) 10,074,189 10,074,189
Connecticut Dev. Auth. Arpt. Facs. Rev.
(Bradley Arpt. Hotel Proj.):
 Series 1997 A, 3.80%, LOC Kredietbank N.V., VRDN  4,300,000
4,300,000
  Series 1997 C, 3.80%, LOC Fleet Nat'l. Bank, VRDN  1,000,000
1,000,000
Connecticut Dev. Auth. Health Care Rev.
(Corp. for Independent Living Proj.) Series 1990,
3.70%, LOC Chase Manhattan Bank, VRDN  15,390,000  15,390,000
Connecticut Dev. Auth. Ind. Dev. Rev., VRDN:(Cap. Dist. Energy Ctr.
Proj.):
 Series 1986, 3.90%, LOC Bank of Nova Scotia (b)  6,900,000  6,900,000
  Series 1988, 3.90%, LOC Bank of Nova Scotia (b)  100,000  100,000
 (Lindenmaier Precision Co. Ohaus Proj.) Series 1988,
 4%, LOC Morgan Guaranty Trust Co. (b)  8,000,000  8,000,000
 (Rojo Enterprises LLC) 4.10%, LOC Fleet Bank NA 2,000,000 2,000,000 (W.E. Bassett Co. Proj.) Series 1986, 3.80%,
 LOC BankBoston (b)  1,000,000  1,000,000
Connecticut Dev. Auth. Poll. Cont. Rev., VRDN:
(Connecticut Lt. & Pwr. Co. Proj.): Series 1993 A, 3.85%, LOC Deutsche Bank 6,200,000 6,200,000
  Series 1993 B, 3.80%, LOC Union Bank
  of Switzerland (b)  23,500,000  23,500,000
  Series 1996 A, 3.75% (AMBAC Insured)
  (BPA Societe Generale, France) (b)  7,500,000  7,500,000
 (United Illuminating Co.) Series 1996 A, 3.85%,
 LOC Union Bank of Switzerland  2,800,000  2,800,000
Connecticut Dev. Auth. Solid Waste Disp. Facs. Rev., VRDN:(Exeter
Energy Proj.):
 Series 1989 A, 3.95%, LOC Sanwa Bank (b)  5,800,000  5,800,000
  Series 1989 B, 3.95%, LOC Sanwa Bank (b)  5,700,000  5,700,000
  Series 1989 C, 3.95%, LOC Sanwa Bank (b)  1,400,000  1,400,000
 (Rand-Whitney Containerboard) 3.55%, LOC Chase
  Manhattan Bank (b)  6,700,000  6,700,000
Connecticut Gen. Oblig.:
Bonds:
 (Econ. Recovery) 5% 12/15/97  4,600,000  4,602,313
  Series 1997 A, 6% 3/1/98  6,000,000  6,035,258
  Series 1997 C, 5% 8/1/98  8,815,000  8,883,860
 Participating VRDN, Series MGT-27, 4% (Liquidity
 Facility Morgan Guaranty Trust Co.) (c) 5,200,000 5,200,000 MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Health & Edl. Facs. Auth. Rev.:
(Charlotte Hungerford Hosp.) Series B, 3.65%,
 LOC Bank of Boston, Connecticut, VRDN $ 1,400,000 $ 1,400,000 (Pomfret School Issue) Series A, 3.65%,
 LOC Credit Local de France, VRDN  900,000  900,000
 Bonds (Yale Univ.) Series S:
 3.65% 1/15/98, CP mode  3,900,000  3,900,000
  3.70% 1/21/98, CP mode  3,000,000  3,000,000
  3.65% 2/11/98, CP mode  10,400,000  10,400,000
  3.65% 2/13/98, CP mode  12,200,000  12,200,000
 Participating VRDN, Series BT-203, 4% (Liquidity Facility Bankers Trust) (c) 7,200,000 7,200,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Bonds:
 Series 1989 D, 3.65% 12/12/97, CP mode (b)  1,500,000  1,500,000
  Series 1989 D, 3.80% 2/11/98, CP mode (b)  6,700,000  6,700,000
  Series 1989 D, 3.75% 2/13/98, CP mode (b)  500,000  500,000
 Series 1995 G, 3.85% (AMBAC Insured)
 (BPA Morgan Guaranty Trust Co.) VRDN 7,000,000 7,000,000 Connecticut Hsg. Fin. Auth. Participating VRDN (c):
Series PT-81, 4.05% (Liquidity Facility
 Rabobank Nederland N.V.) (b)  2,675,000  2,675,000
 Series PT-148, 4% (Liquidity Facility Bayerische Hypotheken-und Wechsel) 1,500,000 1,500,000
 Series PT-1003, 4.10% (Liquidity Facility  Merrill Lynch & Co., Inc.)
(b)  2,000,000  2,000,000
 Series 1997 L, 4.15%  (Liquidity Facility CoreStates Bank) (b)
3,700,000  3,700,000
Connecticut Muni. Elec. Energy Coop. Rev. Bonds
(Pwr. Supply Sys.) Series 1995 A:
 3.50% 12/2/97, LOC Fleet Nat'l. Bank, CP mode  1,000,000  1,000,000
  3.60% 12/4/97, LOC Fleet Nat'l. Bank, CP mode  1,800,000  1,800,000
  3.55% 12/10/97, LOC Fleet Nat'l. Bank, CP mode  800,000  800,000
Connecticut Reg. School Dist. #1 BAN 4% 1/28/98  1,250,000  1,250,614
Connecticut Reg. School Dist. #14 BAN 4% 6/4/98  3,200,000  3,206,261
Connecticut Spl. Assessment Unemployment Rev. Bonds Series 1993 C, 3.90%, tender 7/1/98 (FGIC Insured) (Liquidity Facility FGIC Security Purchase Inc.) 30,400,000 30,400,000
Connecticut Spl. Tax Oblig.:
(Transport Infrastructure Purpose) Series 1,
 3.80%, LOC Commerzbank, VRDN  22,375,000  22,375,000
 Participating VRDN, Series BT-262, 3.90%
 (Liquidity Facility Bankers Trust Co.) (c) 11,550,000 11,550,000 Darien Gen. Oblig. BAN 4% 4/15/98 1,200,000 1,201,745
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
East Haven Gen. Oblig. BAN:
4% 9/1/98 $ 2,300,000 $ 2,302,472
 4.25% 9/1/98  1,700,000  1,704,915
Fairfield Gen. Oblig. BAN 4% 1/14/98  3,400,000  3,401,219
Hartford Redev. Auth. (Underwood Towers Proj.) 3.75% (FSA Insured) (BPA Barclays Bank) VRDN 9,200,000 9,200,000
New Canaan Gen. Oblig. BAN 3.75% 3/10/98  9,800,000  9,808,205
New Haven Ind. Dev. Board (Starter Sportswear) Series 1986,
3.90%, LOC Fleet Bank NA, VRDN (b)  2,400,000  2,400,000
Stamford Gen. Oblig. BAN 4% 4/1/98  16,705,000  16,726,515
Stamford Hsg. Auth. Mutimodal Rev. (Morgan Street Proj.) Series 1994, 3.90%, LOC Deutsche Bank, VRDN (b) 5,000,000 5,000,000
Westport Gen. Oblig. BAN 4% 6/26/98  7,900,000  7,917,556
  336,829,358
PUERTO RICO - 12.0%
Puerto Rico Commonwealth Gov't. Dev. Bank Rev. 3.55%(MBIA Insured) (BPA Credit Suisse First Boston (BK)) VRDN 900,000 900,000
Puerto Rico Commonwealth Pub. Impt. Participating VRDN (c): Series PA-97, 3.75% (MBIA Insured) (Liquidity Facility Merrill Lynch & Co., Inc.) 4,100,000 4,100,000
 Series PT-63, 3.75% (Liquidity Facility Bayerische Hypotheken-und Wechsel) 13,400,000 13,400,000
Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN,Series PA-150, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) 3,980,000 3,980,000
Puerto Rico Hwy. & Trans. Auth. Participating VRDN (c):
Series PA-114, 3.75% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  8,500,000  8,500,000
 Series PA-125, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) 2,900,000 2,900,000
Puerto Rico Ind. Med. Higher Ed. & Envir. Cont. Facs. Fin. Auth. Series 1988, 3.70% 1/15/98, LOC Bank of Tokyo-Mitsubishi, Ltd., CP mode 1,800,000 1,800,000
Puerto Rico Pwr. Auth. Participating VRDN (c):
Series PA-205, 3.75% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  8,295,000  8,295,000
 Series SGA-44, 3.80% (Liquidity Facility
 Societe Generale, France)  2,000,000  2,000,000
  45,875,000
TOTAL INVESTMENTS - 100%   $ 382,704,358
Total Cost for Income Tax Purposes   $ 382,704,358
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $18,347 of which $8,092, $2,885 and $7,370 will expire on November 30, 2002, 2003 and 2005, respectively.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 60.96% of the fund's income dividends was subject to the federal alternative minimum tax. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                   $ 382,704,358
SEE ACCOMPANYING SCHEDULE

CASH                                                                    1,697,512

INTEREST RECEIVABLE                                                     3,013,570

 TOTAL ASSETS                                                           387,415,440

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 31,557

ACCRUED MANAGEMENT FEE                                       126,620

OTHER PAYABLES AND ACCRUED EXPENSES                          80,640

 TOTAL LIABILITIES                                                      238,817

NET ASSETS                                                             $ 387,176,623

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 387,194,970

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (18,347)

NET ASSETS, FOR 387,194,882 SHARES OUTSTANDING                         $ 387,176,623

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($387,176,623 (DIVIDED BY) 387,194,882 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                       $ 13,286,812

EXPENSES

MANAGEMENT FEE                                          $ 1,448,250

TRANSFER AGENT FEES                                      541,175

ACCOUNTING AND CUSTODIAN FEES AND EXPENSES               97,546

REGISTRATION FEES                                        24,054

AUDIT                                                    24,529

LEGAL                                                    10,087

MISCELLANEOUS                                            8,496

 TOTAL EXPENSES BEFORE REDUCTIONS                        2,154,137

 EXPENSE REDUCTIONS                                      (21,760)      2,132,377

NET INTEREST INCOME                                                    11,154,435

NET GAIN (LOSS)                                                        (7,370)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 11,147,065


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           NOVEMBER 30,     NOVEMBER 30,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 11,154,435     $ 9,700,822
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (7,370)          18,636

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            11,147,065       9,719,458
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (11,154,435)     (9,700,822)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    993,544,813      835,399,593
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     10,652,203       9,314,495

 COST OF SHARES REDEEMED                                    (956,500,263)    (827,115,296)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           47,696,753       17,598,792
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   47,689,383       17,617,428

NET ASSETS

 BEGINNING OF PERIOD                                        339,487,240      321,869,812

 END OF PERIOD                                             $ 387,176,623    $ 339,487,240


FINANCIAL HIGHLIGHTS

                                    YEARS ENDED NOVEMBER 30,

                                    1997                       1996        1995        1994        1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
OF PERIOD

INCOME FROM INVESTMENT               .030                       .029        .032        .022        .019
OPERATIONS
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.030)                     (.029)      (.032)      (.022)      (.019)

NET ASSET VALUE, END OF PERIOD      $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                       3.05%                      2.98%       3.29%       2.19%       1.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 387,177                  $ 339,487   $ 321,870   $ 300,885   $ 288,566
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .58%                       .59%        .61%        .60%        .61%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .57% B                     .58%        .61%        .60%        .61%
ASSETS AFTER EXPENSE                                           B
REDUCTIONS

RATIO OF NET INTEREST INCOME TO      3.00%                      2.93%       3.24%       2.16%       1.87%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Connecticut Municipal Money Market Fund (the fund) is a fund of Fidelity Court Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period,
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
FSC received transfer agent and accounting fees amounting to $541,175 and $75,075, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $14,020. Effective September 1, 1997, the monthly fee was eliminated.
4. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $388 and $21,372, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust II and the Shareholders of Fidelity Connecticut Municipal Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 9, 1998
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox*
Phyllis Burke Davis*
Robert M. Gates*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Marvin L. Mann*
William O. McCoy*
Gerald C. McDonough*
Robert C. Pozen
Thomas R. Williams*
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Market
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

CONNECTICUT
MUNICIPAL
FUNDS

ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS



PRESIDENT'S MESSAGE                               3     NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

 PERFORMANCE                                      4     HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                        7     THE MANAGER'S REVIEW OF FUND
                                                        PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                               10    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                        INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                                      11    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                        WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                             19    STATEMENTS OF ASSETS AND LIABILITIES,
                                                        OPERATIONS, AND CHANGES IN NET ASSETS,
                                                        AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                      23    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                        25    THE MANAGER'S REVIEW OF FUND
                                                        PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                               27    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                        INVESTMENTS OVER THE PAST SIX MONTHS
                                                        AND ONE YEAR.

 INVESTMENTS                                      28    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                             31    STATEMENTS OF ASSETS AND LIABILITIES,
                                                        OPERATIONS, AND CHANGES IN NET ASSETS,
                                                        AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                             35    NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                             39    THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                     40


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

SPARTAN CONNECTICUT MUNICIPAL                    6.88%    39.28%   116.78%
INCOME FUND

LEHMAN BROTHERS CONNECTICUT 4 PLUS YEAR          7.31%    N/A      N/A
ENHANCED MUNICIPAL BOND INDEX

CONNECTICUT MUNICIPAL                            6.63%    37.48%   119.84%
DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare the fund's returns to the performance of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index
- a total return performance benchmark for Connecticut
investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 22 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

SPARTAN CONNECTICUT MUNICIPAL                    6.88%    6.85%    8.04%
INCOME FUND

LEHMAN BROTHERS CONNECTICUT 4 PLUS YEAR          7.31%    N/A      N/A
ENHANCED MUNICIPAL BOND INDEX

CONNECTICUT MUNICIPAL                            6.63%    6.57%    8.19%
DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 101226 S00000000000001
             Spartan CT: Muni Income     LB Municipal Bond
             00407                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10130.66                    10145.10
  1988/01/31      10494.20                    10506.47
  1988/02/29      10599.11                    10617.52
  1988/03/31      10291.10                    10494.36
  1988/04/30      10338.00                    10574.12
  1988/05/31      10389.72                    10543.56
  1988/06/30      10585.22                    10697.81
  1988/07/31      10638.06                    10767.56
  1988/08/31      10691.60                    10777.03
  1988/09/30      10901.59                    10972.10
  1988/10/31      11094.08                    11165.21
  1988/11/30      10990.60                    11062.93
  1988/12/31      11154.69                    11176.11
  1989/01/31      11305.66                    11407.23
  1989/02/28      11197.65                    11277.07
  1989/03/31      11209.71                    11250.12
  1989/04/30      11515.13                    11517.20
  1989/05/31      11756.91                    11756.41
  1989/06/30      11953.44                    11916.06
  1989/07/31      12083.22                    12078.24
  1989/08/31      11955.85                    11959.99
  1989/09/30      11920.13                    11924.35
  1989/10/31      12061.50                    12070.19
  1989/11/30      12239.49                    12281.42
  1989/12/31      12318.55                    12381.88
  1990/01/31      12209.36                    12323.31
  1990/02/28      12320.35                    12432.99
  1990/03/31      12341.83                    12436.72
  1990/04/30      12149.17                    12346.68
  1990/05/31      12451.36                    12616.21
  1990/06/30      12577.87                    12727.10
  1990/07/31      12765.00                    12914.19
  1990/08/31      12535.48                    12726.68
  1990/09/30      12616.53                    12733.93
  1990/10/31      12806.91                    12964.92
  1990/11/30      13083.16                    13225.65
  1990/12/31      13142.87                    13283.18
  1991/01/31      13288.72                    13461.44
  1991/02/28      13372.39                    13578.56
  1991/03/31      13393.78                    13583.44
  1991/04/30      13564.01                    13764.10
  1991/05/31      13684.29                    13886.47
  1991/06/30      13578.51                    13872.72
  1991/07/31      13739.68                    14041.69
  1991/08/31      13888.96                    14226.62
  1991/09/30      14013.52                    14411.85
  1991/10/31      14151.66                    14541.56
  1991/11/30      14185.74                    14582.13
  1991/12/31      14533.39                    14895.06
  1992/01/31      14555.47                    14929.02
  1992/02/29      14562.66                    14933.80
  1992/03/31      14496.11                    14939.32
  1992/04/30      14572.72                    15072.28
  1992/05/31      14772.30                    15249.68
  1992/06/30      15063.33                    15505.57
  1992/07/31      15532.71                    15970.43
  1992/08/31      15312.87                    15814.72
  1992/09/30      15417.70                    15918.15
  1992/10/31      15154.94                    15761.67
  1992/11/30      15564.16                    16043.96
  1992/12/31      15727.73                    16207.77
  1993/01/31      15962.26                    16396.27
  1993/02/28      16611.27                    16989.32
  1993/03/31      16385.23                    16809.74
  1993/04/30      16536.26                    16979.35
  1993/05/31      16632.96                    17074.78
  1993/06/30      16927.61                    17359.76
  1993/07/31      16952.67                    17382.50
  1993/08/31      17337.19                    17744.40
  1993/09/30      17547.44                    17946.51
  1993/10/31      17556.83                    17981.15
  1993/11/30      17402.59                    17822.73
  1993/12/31      17768.83                    18198.97
  1994/01/31      17974.46                    18406.80
  1994/02/28      17479.96                    17930.07
  1994/03/31      16684.66                    17199.95
  1994/04/30      16828.01                    17345.81
  1994/05/31      16928.28                    17496.20
  1994/06/30      16823.15                    17389.30
  1994/07/31      17160.82                    17708.04
  1994/08/31      17199.43                    17769.31
  1994/09/30      16916.82                    17508.46
  1994/10/31      16540.02                    17197.51
  1994/11/30      16078.60                    16886.58
  1994/12/31      16522.21                    17258.25
  1995/01/31      17050.93                    17751.49
  1995/02/28      17572.25                    18267.70
  1995/03/31      17759.87                    18477.60
  1995/04/30      17780.17                    18499.40
  1995/05/31      18333.30                    19089.72
  1995/06/30      18168.33                    18923.64
  1995/07/31      18272.47                    19103.04
  1995/08/31      18526.76                    19345.26
  1995/09/30      18676.10                    19467.72
  1995/10/31      18913.38                    19750.78
  1995/11/30      19199.19                    20078.44
  1995/12/31      19350.90                    20271.40
  1996/01/31      19519.65                    20424.45
  1996/02/29      19424.26                    20286.58
  1996/03/31      19161.57                    20027.32
  1996/04/30      19121.38                    19970.64
  1996/05/31      19084.60                    19962.65
  1996/06/30      19325.43                    20180.05
  1996/07/31      19480.12                    20363.68
  1996/08/31      19458.32                    20358.80
  1996/09/30      19701.92                    20643.82
  1996/10/31      19930.18                    20877.30
  1996/11/30      20283.01                    21259.36
  1996/12/31      20170.83                    21170.07
  1997/01/31      20240.74                    21210.08
  1997/02/28      20411.31                    21404.79
  1997/03/31      20133.38                    21119.46
  1997/04/30      20291.96                    21296.23
  1997/05/31      20564.33                    21616.53
  1997/06/30      20778.63                    21846.74
  1997/07/31      21386.64                    22451.90
  1997/08/31      21156.32                    22241.52
  1997/09/30      21428.97                    22505.53
  1997/10/31      21555.32                    22650.24
  1997/11/28      21677.98                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971209 101230 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Connecticut Municipal Income Fund on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $21,678 - a 116.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,783 a 127.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

            1997                        1996   1995   1994   1993

DIVIDEND RETURN               5.19%   5.29%   6.62%    5.28%    6.29%

CAPITAL APPRECIATION RETURN   1.69%   0.36%   12.79%   -12.89    5.52%
                                                       %

TOTAL RETURN                  6.88%   5.65%   19.41%   -7.61%   11.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.49(CENTS)   27.66(CENTS)   55.86(CENTS)

ANNUALIZED DIVIDEND RATE                 4.80%         4.87%          4.99%

30-DAY ANNUALIZED YIELD                  4.23%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.92%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.39 over the past one month, $11.32 over the past six months and $11.20 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.88% 1997 combined federal and state tax bracket but does not reflect payment of the alternative minimum tax, if applicable.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds performed more
or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a
barometer of the taxable bond
market - returned 7.55%. Through
much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of
new issuance come to market, and
while demand remained strong, it
took time for investors to become
acclimated to this new supply. In the
interim, muni bond prices fell. The
cold months of winter contrasted
with what many felt was an
overheating economy ripe for an
inflation appearance. In late
March, the Federal Reserve Board
raised a key short-term interest
rate by 0.25%. While this move
was anticipated by investors, the
market nonetheless reacted
negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed
inflationary concerns, while the
Fed's reluctance to raise rates
further was another  positive
influence. High supply and low
demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the
period changed momentum.
Currency devaluations meant
prices of Asian goods would
become cheaper, further
decreasing the likelihood of
inflation.
An interview with George Fischer, Portfolio Manager of Spartan Connecticut Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended November 30, 1997, the fund had a total return of 6.88%. To get a sense of how the fund did relative to its competitors, the Connecticut municipal debt funds average tracked by Lipper Analytical Services returned 6.63%. To gauge how the fund did relative to the overall Connecticut municipal market, the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index returned 7.31% for the same one-year period.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE YEAR?
A. It was a fairly strong period for all municipal bonds, but bonds with credit ratings of Baa, as judged by Moody's Investors Service, performed particularly well. As a quick review, most municipal bonds are assigned a credit rating by the municipal bond credit rating agencies - including Moody's, Standard & Poor's and others. That rating serves as an indication of a municipal bond issuer's ability to repay its debt. Generally speaking, the lower a bond's credit rating, the higher its yield. That's because a higher yield compensates investors for a greater amount of credit risk - that is, the risk that an issuer will default on its debt. Bonds with a Baa-rating are deemed investment-grade, but are in the lowest tier of the investment-grade category. Their attractive yields relative to higher-rated bonds, coupled with their investment-grade status, kept demand for Baa-rated bonds strong during the year. Moreover, the supply of Baa-rated bonds was rather tight during the period. It was a classic situation where strong demand pushed up against limited supply, forcing Baa-rated bond prices higher.
Q. AS THE FEAR OF INFLATION DIMINISHED DURING THE PAST SIX MONTHS, BOND YIELDS FELL AND BOND PRICES ROSE. DID YOU ALTER THE FUND'S HOLDINGS IN ORDER TO TAKE ADVANTAGE OF THAT RALLY?
A. No. I continued to keep the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that I didn't buy or sell bonds based on where I thought interest rates were headed. Rather, I structured the fund to match the interest-rate sensitivity of the market for Connecticut municipal bonds. In my view, the last several weeks of the period served as a useful reminder that it isn't easy to predict the direction of interest rates - and ultimately bond yields and bond prices - with consistency over a long period of time. Few investors - including many professionals - anticipated that currency problems in Southeast Asia would take their toll on U.S. bond markets. Rather than spend time trying to anticipate such unforeseen events, I invested in those securities that I thought would perform well given any market environment.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. I can't really single out any specific holdings or market sector that proved to be disappointing. However, I would say it was a difficult period in which to find what I believed to be attractively priced bonds. I like to buy bonds when I think they're priced below what I believe to be their true value. A bond can become cheap relative to what I think is its fair value when certain of its characteristics - including credit quality, maturity and others - fall out of investors' favor. But particularly over the past six months, the supply of municipals was limited and demand for them was strong, keeping Connecticut bonds priced at fair value. That's why the fund's holdings at the end of the period were very similar to its holdings six months ago.
Q. WHAT'S YOUR OUTLOOK?
A. Toward the end of the period, the bond markets became volatile in response to uncertainty created by currency and market instability in Southeast Asia. In my view, we're likely to see volatility hanging around until those problems are sorted through. That said, my outlook for the municipal market is reasonably favorable. At the end of the period, municipals were attractively priced compared to Treasury bonds, which suggests that they offer good value and may have room to appreciate further.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON THE
CONNECTICUT ECONOMY:
"The fund's largest sector
concentration at the end of the
period was general obligation
bonds (GOs). GOs are municipal
bonds backed by the taxing power
of a city, county or state and are
repaid by general revenues, such
as taxes. That's in contrast to
revenue generated from a specific
facility, such as a tunnel. Generally
speaking, GOs tend to do well
when the local economy is strong
- as it has been over the past year
in Connecticut - because tax
revenues rise as a function of
increased personal income,
corporate profits and other
sources. I liked GOs because the
state's economy continued to show
broad-based strength. With the
economy continuing to grow at
a steady pace, and tax revenues
rising, GOs generally performed
well during the period."
FUND FACTS
GOAL: to provide high current
tax-free income for
Connecticut residents
FUND NUMBER: 407
TRADING SYMBOL: FICNX
START DATE: October 29, 1987
SIZE: as of November 30,
1997, more than $341 million
MANAGER: George Fischer,
since 1996; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND


INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE MARKET SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      34.8           33.8

HEALTH CARE             11.8           13.2

EDUCATION               10.5           9.1

ESCROWED/PRE-REFUNDED   9.8            10.9

SPECIAL TAX             8.5            9.0

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
               6 MONTHS AGO

YEARS   11.6   12.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   6.8   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 57.0%
AA, A 24.7%
BAA 10.7%
NON-RATED 2.2%
SHORT-TERM
INVESTMENTS 5.4%
AAA 52.7%
AA, A 33.1%
BAA 11.2%
NON-RATED 0.0%
SHORT-TERM
INVESTMENTS 3.0%
ROW: 1, COL: 1, VALUE: 57.0
ROW: 1, COL: 2, VALUE: 24.7
ROW: 1, COL: 3, VALUE: 10.7
ROW: 1, COL: 4, VALUE: 2.2
ROW: 1, COL: 5, VALUE: 5.4
ROW: 1, COL: 1, VALUE: 52.7
ROW: 1, COL: 2, VALUE: 33.1
ROW: 1, COL: 3, VALUE: 11.2
ROW: 1, COL: 4, VALUE: 3.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 94.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - 88.9%
Branford Gen. Oblig. Unltd. Tax:
7% 6/15/08 (FGIC Insured)  Aaa $ 500,000 $ 596,875
 7% 6/15/09 (FGIC Insured)  Aaa  500,000  598,750
Bridgeport Gen. Oblig.:
Rfdg. Series A:
 6% 9/1/03 (AMBAC Insured)  Aaa  4,475,000  4,844,188
  6% 9/1/05 (AMBAC Insured)  Aaa  4,000,000  4,375,000
  6.50% 9/1/07 (AMBAC Insured)  Aaa  2,290,000  2,624,913
 Series A:
 5.40% 9/1/08 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  587,813
  5.50% 9/1/09 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  591,250
  5.60% 9/1/10 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  594,688
  5.70% 9/1/11 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  598,813
  5.70% 9/1/15 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  2,000,000  2,170,000
 Unltd. Tax Series A:
 7.20% 3/1/98 (Escrowed to Maturity) (d)  Baa  930,000  937,496
  7.40% 3/1/00
  (Pre-Refunded to 3/1/99 @ 102) (d)  Baa  1,080,000  1,144,800
  7.625% 1/15/09
  (Pre-Refunded to 3/1/99 @ 102) (d)  Baa  1,500,000  1,595,625
 8.75% 8/15/05 (FGIC Insured)  Aaa  670,000  848,388
Connecticut Clean Wtr. Fund Rev.:
Series 1991, 7% 1/1/11  Aaa  2,500,000  2,743,750
 5.875% 11/1/03  Aaa  1,000,000  1,083,750
 5.875% 5/1/04  Aaa  1,000,000  1,085,000
 6.80% 7/1/05  Aaa  1,000,000  1,092,500
 5.75% 3/1/07  Aaa  2,615,000  2,853,618
 6% 10/1/12 (e)  Aaa  6,000,000  6,682,500
Connecticut College Savings Plan
(Cap. Appreciation):
 Unltd. Tax Series B, 0% 11/1/09  Aa3  7,000,000  3,911,250
  Series A, 0% 5/15/07  Aa3  2,250,000  1,442,813
  Series A, 0% 12/1/07  Aa3  4,000,000  2,500,000
  Series B, 0% 11/1/06  Aa3  2,800,000  1,855,000
Connecticut Dev. Auth. Health Care Proj.
Rfdg. (Duncaster, Inc. Proj.) 6.75% 9/1/15  A2  3,000,000  3,228,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Dev. Auth. Poll. Cont. Rev. (New
England Pwr. Co. Proj.) 7.25% 10/15/15  A2 $ 3,000,000 $ 3,210,000
Connecticut Dev. Auth. Rev. Series A:
6% 11/15/07  A1  1,525,000  1,683,218
 6% 11/15/08  A1  1,525,000  1,688,937
 6% 11/15/09  A1  1,525,000  1,685,125
 4.75% 11/15/13  A1  1,525,000  1,464,000
Connecticut Econ. Recovery Rfdg. Notes
5% 6/15/98  Aa3  1,000,000  1,006,570
Connecticut Gen. Oblig.:
Series A:
 6% 3/15/01  Aa3  2,405,000  2,537,275
  6.10% 3/15/02  Aa3  3,000,000  3,213,750
  7% 3/15/03  Aa3  3,000,000  3,360,000
 Series B, 6% 10/1/05  Aa3  6,430,000  7,056,925
Connecticut Health & Edl. Facs. Auth. Rev.:
(Bristol Hosp.) Series A:
 7% 7/1/09 (MBIA Insured)  Aaa  1,750,000  1,885,625
  7% 7/1/20 (MBIA Insured)  Aaa  4,180,000  4,493,500
 (Choate Rosemary Hall) Series B, 5%
 7/1/27 (MBIA Insured)  Aaa  3,500,000  3,355,625
 (Connecticut College Issue) Series B,
 6.625% 7/1/11 (MBIA Insured)
 (Pre-Refunded to 7/1/01 @ 102) (d)  Aaa  1,200,000  1,317,000
 (Greenwich Hosp.) Series A,
 5.80% 7/1/26 (MBIA Insured)  Aaa  5,400,000  5,582,250
 (The Griffin Hosp.) Series A, 6% 7/1/13  Baa2  1,350,000  1,383,750
 (Kent School) Series B:
 5.10% 7/1/07 (MBIA Insured)  Aaa  265,000  274,606
  5.25% 7/1/08 (MBIA Insured)  Aaa  305,000  317,200
  5.375% 7/1/09 (MBIA Insured)  Aaa  345,000  359,231
  5.40% 7/1/10 (MBIA Insured)  Aaa  685,000  709,831
 (Loomis Chaffee School) Series C,
 5.50% 7/1/26 (MBIA Insured)  Aaa  1,430,000  1,453,237
 (Lutheran Gen. Health Care Sys./
 Parkside Lodges) 7.375% 7/1/19
 (Escrowed to Maturity) (d)  Aaa  3,195,000  3,885,919
 (New Britain Mem. Hosp.)
 Series A, 7.75% 7/1/22  -  6,500,000  7,499,375
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Health & Edl. Facs. Auth. Rev.: - continued
(Quinnipiac College):
 Series C, 7.75% 7/1/20
  (Pre-Refunded to 7/1/00 @ 102) (d)  BBB- $ 1,940,000 $ 2,141,275
  Rfdg. Series D:
  6% 7/1/13  BBB-  3,500,000  3,574,375
   6% 7/1/23  BBB-  1,975,000  2,002,156
 (Sacred Heart Univ.):
 Series A, 6.85% 7/1/22
  (Pre-Refunded to 7/1/02 @ 102) (d)  Baa3  1,000,000  1,118,750
  Series B, 5.50% 7/1/09  BBB-  1,500,000  1,498,125
  Series C, 6% 7/1/06  Baa3  250,000  260,938
  Series C, 6.50% 7/1/16  Baa3  4,000,000  4,325,000
 (St. Mary's Hosp.) Series B:
 7.60% 7/1/03 (Pre-Refunded
  to 7/1/98 @ 102) (d)  Aaa  900,000  937,458
  7.80% 7/1/09 (Pre-Refunded
  to 7/1/98 @ 102) (d)  Aaa  1,225,000  1,277,369
 (St. Raphael Hosp.) Rfdg. Series H:
 6.50% 7/1/11 (AMBAC Insured)  Aaa  2,780,000  3,242,175
  6.50% 7/1/13 (AMBAC Insured)  Aaa  3,125,000  3,675,781
  5.25% 7/1/14 (AMBAC Insured)  Aaa  4,400,000  4,620,000
 (Sharon Healthcare Inc.) Series A:
 8.75% 7/1/06 (Pre-Refunded
  to 7/1/01 @ 103) (d)  AAA  450,000  528,750
  9% 7/1/13 (Pre-Refunded
  to 7/1/01 @ 103) (d)  AAA  1,300,000  1,535,625
  9.20% 7/1/21 (Pre-Refunded
  to 7/1/01 @ 103) (d)  AAA  1,500,000  1,783,125
 (Veterans Mem. Med. Ctr.) Series A,
 6.25% 7/1/05 (MBIA Insured)
 (Hartford Hosp. Guaranteed)  Aaa  2,265,000  2,511,318
 (Yale-New Haven Hosp.):
 Series F,  7.10% 7/1/25 (MBIA Insured)
  (Pre-Refunded to 7/1/00 @ 102) (d)  Aaa  5,000,000  5,443,750
  Series H, 6% 7/1/03 (MBIA Insured)  Aaa  1,000,000  1,081,250
  5.929% 6/10/30  Aaa  10,000,000  10,337,500
Connecticut Higher Ed. Supplemental
Loan Auth. Rev. Series A:
 7.375% 11/15/05 (b)  A1  490,000  508,414
  7.50% 11/15/10 (b)  A1  1,685,000  1,749,451
  (Family Ed. Loan Prog.)
  7.20% 11/15/10 (b)  A  835,000  892,406
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Hsg. Fin. Auth. Mtg. Fin. Prog.:
Series A, Subseries A-2,
 6.45% 5/15/22 (b)  Aa2 $ 5,500,000 $ 5,905,625
 Series B, 6.20% 5/15/12  Aa2  2,500,000  2,634,375
 Series E, Subseries E-1, 6.30% 5/15/17  Aa2  1,950,000  2,093,813
 Series E, 6.20% 5/15/14  Aa2  1,000,000  1,063,750
Connecticut Muni. Elec. Energy Coop. Pwr.
Supply Sys. Rev. Rfdg. Series A:
 6% 1/1/04 (MBIA Insured)  Aaa  3,190,000  3,453,175
  6% 1/1/05 (MBIA Insured)  Aaa  3,380,000  3,679,975
  6% 1/1/06 (MBIA Insured)  Aaa  2,000,000  2,187,500
Connecticut Resource Recovery Auth. Corp.
Credit (American Refuse Fuel Co.) Series A,
8.10% 11/15/15 (b)  Baa1  4,500,000  4,780,845
Connecticut Resource Recovery Auth. Rfdg.
(Mid-Connecticut Sys.) Series A:
 5.25% 11/15/08 (MBIA Insured)  Aaa  4,000,000  4,165,000
  5.375% 11/15/10 (MBIA Insured)  Aaa  1,000,000  1,036,250
  5.50% 11/15/11 (MBIA Insured)  Aaa  2,500,000  2,606,250
Connecticut Spl. Assignment Unemployment
Compensation Advisor Fund Rev. Rfdg.
(Connecticut Unemployment) Series A,
5.50% 11/15/00 (AMBAC Insured)  Aaa  2,000,000  2,077,500
Connecticut Spl. Tax. Oblig. Rev.
(Trans. Infrastructure):
 Series A:
  6.50% 6/1/03  A1  2,800,000  3,083,500
   5.50% 11/1/06 (FSA Insured)  Aaa  3,425,000  3,621,937
   7.125% 6/1/10  A1  3,550,000  4,228,937
   6.75% 6/1/11 (Pre-Refunded to
   6/1/03 @ 100) (d)  AAA  2,395,000  2,673,418
  Series B:
  (Cap. Appreciation) 0% 6/1/08  A1  3,500,000  2,117,500
   6.50% 10/1/07  A1  2,250,000  2,567,812
   6.15% 9/1/09  A1  1,500,000  1,674,375
   6.50% 10/1/10  A1  3,250,000  3,753,750
   6.125% 9/1/12  A1  5,000,000  5,637,500
   6.50% 10/1/12  A1  4,000,000  4,670,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5% 1/1/04 (b)  A-  1,000,000  1,002,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Meriden Gen. Oblig. Unltd. Tax:
6.25% 8/1/05 (FGIC Insured)  Aaa $ 2,000,000 $ 2,225,000
 6.25% 8/1/06 (FGIC Insured)  Aaa  2,000,000  2,245,000
 7% 10/1/07 (MBIA Insured)  Aaa  500,000  595,625
Naugatuck Gen. Oblig. Unltd. Tax:
7.25% 9/1/04 (MBIA Insured)  Aaa  215,000  251,280
 6.90% 6/15/07 (FGIC Insured)  Aaa  485,000  569,875
 7.40% 9/1/07 (MBIA Insured)  Aaa  370,000  450,012
 7.40% 9/1/08 (MBIA Insured)  Aaa  370,000  455,100
New Britain Gen. Oblig. Unltd. Tax:
Rfdg. 6% 2/1/12 (MBIA Insured)  Aaa  400,000  444,500
 Series B, 6% 3/1/12 (MBIA Insured)  Aaa  2,000,000  2,222,500
 8.25% 8/15/01  Baa1  3,280,000  3,521,900
 6% 4/15/06 (AMBAC Insured)  Aaa  1,615,000  1,780,537
 7% 4/1/07 (MBIA Insured)  Aaa  580,000  683,675
 6% 4/15/07 (AMBAC Insured)  Aaa  1,615,000  1,782,556
 7% 4/1/08 (MBIA Insured)  Aaa  580,000  690,200
 5% 2/1/12 (MBIA Insured)  Aaa  885,000  893,850
 5% 2/1/13 (MBIA Insured)  Aaa  885,000  889,425
New Haven Gen. Oblig.:
Rfdg. Series A, 5% 8/1/09 (FGIC Insured)  Aaa  1,775,000  1,801,625
 Series A, 7.40% 3/1/12
 (Pre-Refunded to 3/1/02 @ 102) (d)  Baa1  1,000,000  1,136,250
 7% 2/15/03 (FGIC Insured)  Aaa  1,000,000  1,122,500
 7% 2/15/04 (FGIC Insured)  Aaa  1,150,000  1,311,000
 6% 2/15/05 (FGIC Insured)  Aaa  1,650,000  1,796,438
 7% 2/15/05 (FGIC Insured)  Aaa  1,250,000  1,437,500
 6% 8/1/05 (FGIC Insured)  Aaa  3,410,000  3,729,688
Newtown Gen. Oblig. Unltd. Tax:
6% 6/15/05 (MBIA Insured)  Aaa  1,700,000  1,872,125
 6% 6/15/06 (MBIA Insured)  Aaa  1,700,000  1,887,000
North Thompsonville Fire Dist. #10 Unltd. Tax:
6.75% 6/1/07 (MBIA Insured)  Aaa  180,000  210,375
 6.75% 6/1/08 (MBIA Insured)  Aaa  190,000  223,013
 6.75% 6/1/09 (MBIA Insured)  Aaa  200,000  235,500
 6.75% 6/1/10 (MBIA Insured)  Aaa  215,000  254,775
 6.75% 6/1/11 (MBIA Insured)  Aaa  230,000  273,700
South Central Connecticut Reg'l. Wtr. Auth.
Wtr. Sys. Rev. 11th Series:
 5.625% 8/1/05 (FGIC Insured)  Aaa  5,000,000  5,350,000
  5.75% 8/1/12 (FGIC Insured)  Aaa  5,000,000  5,262,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Stamford Gen. Oblig. Unltd. Tax:
6.25% 2/15/03  Aaa $ 1,725,000 $ 1,884,563
 6.25% 2/15/04  Aaa  1,725,000  1,901,813
 6.25% 2/15/05  Aaa  1,725,000  1,919,063
 6.60% 1/15/07  Aaa  295,000  340,725
 6.60% 1/15/08  Aaa  1,480,000  1,739,000
 6.60% 1/15/09  Aaa  1,000,000  1,178,750
Stratford Gen. Oblig. Unltd. Tax
7% 6/15/08 (FGIC Insured)  Aaa  500,000  595,000
Univ. of Connecticut Series A,
5.50% 2/1/06 (FGIC Insured)  Aaa  3,070,000  3,277,225
West Hartford Gen. Oblig. Unltd. Tax:
6.50% 7/15/05  Aaa  2,000,000  2,267,500
 6.50% 7/15/06  Aaa  2,000,000  2,287,500
 5% 7/15/11  Aaa  2,000,000  2,015,000
West Haven Gen. Oblig. Impt. Unltd. Tax
6.70% 2/15/04 (MBIA Insured)  Aaa  710,000  797,863
Wolcott Gen. Oblig. Unltd. Tax:
7% 6/15/09 (FGIC Insured)  Aaa  445,000  533,444
 7% 6/15/10 (FGIC Insured)  Aaa  440,000  528,550
Woodstock Spl. Oblig. Rev. (Woodstock
Academy) 7% 3/1/08 (AMBAC Insured)  Aaa  725,000  784,813
  305,426,590
PUERTO RICO - 5.7%
Puerto Rico Commonwealth Gen. Oblig. Unltd.
Tax 6.40% 7/1/11  Baa1  1,500,000  1,636,875
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev. Rfdg. Series V, 6.625% 7/1/12  Baa1  1,750,000  1,918,438
Puerto Rico Commonwealth Infrastructure
Fing. Auth. Spl. Rfdg. Rev.
Series A, 5.25% 7/1/10  Aaa  6,065,000  6,216,625
Puerto Rico Commonwealth Urban Renewal
& Hsg. Corp. Commonwealth Appropriation
Rfdg. (Capital Appreciation) 0% 10/1/98  Baa  3,800,000  3,677,488
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Rfdg. Series W, 7% 7/1/07 (MBIA Insured)  Aaa  2,000,000  2,377,500
 Rfdg. Series Y, 7% 7/1/07 (MBIA Insured)  Aaa  2,000,000  2,377,500
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facs.
Fing. Auth. Rev. (Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14 (f)  Aa3  1,285,000  1,416,713
  19,621,139
TOTAL MUNICIPAL BONDS
(Cost $304,728,057)    325,047,729
MUNICIPAL NOTES (A) - 5.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - 5.4%
Connecticut Dev. Auth. Health Care Rev. (Corp.
for Independent Living Proj.) Series 1990,
3.70%, LOC Chase Manhattan Bank, VRDN VMIG 1 $ 1,200,000 $ 1,200,000 Connecticut Dev. Auth. Poll. Cont. Rev. Rfdg.:
(Connecticut Lt. & Pwr. Co. Proj.):
 Series 1993 A, 3.85%, LOC Deutsche
  Bank AG, VRDN  VMIG 1  4,600,000  4,600,000
  Series 1993 B, 3.80%, LOC Union Bank
  of Switzerland, VRDN (b)  VMIG 1  3,700,000  3,700,000
  Series 1996 A, 3.10% (AMBAC Insured)
  LOC Societe Generale, France, VRDN (b) VMIG 1 3,300,000 3,300,000 (Western Massachusetts Elec. Co. Proj.)
 Series 1993 A, 3.70%, LOC Union
 Bank of Switzerland, VRDN  VMIG 1  1,000,000  1,000,000
Connecticut Gen. Oblig. Series B, 3.75%
(BPA Bayerische Landesbank Girozentrale) VRDN  VMIG 1  1,000,000
1,000,000
Connecticut Health & Edl. Facs. Auth. Rev.
(Yale Univ.) Series T, 4%, VRDN  VMIG 1  3,000,000  3,000,000
Connecticut Spl. Tax Oblig. Rev.
(Trans. Infrastructure) Series 1, 3.80%, LOC
Commerzbank AG, VRDN  VMIG 1  900,000  900,000
TOTAL MUNICIPAL NOTES
(Cost $18,700,000)   18,700,000


TOTAL INVESTMENTS - 100%
(Cost $323,428,057)   $343,747,729
FUTURES CONTRACTS
 EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
143 Municipal Bond Contracts  Dec. 97 $  17,250,243 $ 235,976
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 5.0%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $506,756.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,416,713 or 0.4% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.5% AAA, AA, A 81.0%
Baa 8.0% BBB  7.2%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.2%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  34.8%
Health Care  11.8
Education  10.5
Escrowed/Pre-Refunded  9.8
Special Tax  8.5
Electric Revenue  8.4
Water & Sewer  7.6
Others (individually less than 5%)   8.6
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $323,428,057. Net unrealized appreciation aggregated $20,319,672, of which $20,320,650 related to appreciated investment securities and $978 related to depreciated investment securities.
The fund hereby designates approximately $138,851 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $1,724,264 of losses on futures contracts.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $323,428,057) -                  $ 343,747,729
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                        5,106,431

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                        4,469

 TOTAL ASSETS                                                              348,858,629

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 137,500

PAYABLE FOR INVESTMENTS PURCHASED ON A                        6,202,130
DELAYED DELIVERY BASIS

PAYABLE FOR FUND SHARES REDEEMED                              431,037

DISTRIBUTIONS PAYABLE                                         295,662

ACCRUED MANAGEMENT FEE                                        153,722

OTHER PAYABLES AND ACCRUED EXPENSES                           5,750

 TOTAL LIABILITIES                                                         7,225,801

NET ASSETS                                                                $ 341,632,828

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 319,968,176

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      1,109,004
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  20,555,648

NET ASSETS, FOR 29,907,664 SHARES OUTSTANDING                             $ 341,632,828

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $11.42
SHARE ($341,632,828 (DIVIDED BY) 29,907,664 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                          $ 18,357,794

EXPENSES

MANAGEMENT FEE                                             $ 1,819,468

NON-INTERESTED TRUSTEES' COMPENSATION                       8,117

 TOTAL EXPENSES BEFORE REDUCTIONS                           1,827,585

 EXPENSE REDUCTIONS                                         (15,466)      1,812,119

NET INTEREST INCOME                                                       16,545,675

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      2,066,908

 FUTURES CONTRACTS                                          1,049,838     3,116,746

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      2,232,936

 FUTURES CONTRACTS                                          235,976       2,468,912

NET GAIN (LOSS)                                                           5,585,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 22,131,333
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 16,545,675    $ 17,455,439
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 3,116,746       3,260,268

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     2,468,912       (2,313,786)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          22,131,333      18,401,921
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (16,545,675)    (17,455,439)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (296,996)       -

 TOTAL DISTRIBUTIONS                                      (16,842,671)    (17,455,439)

SHARE TRANSACTIONS                                        36,769,472      29,600,748
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            13,074,818      13,513,939

 COST OF SHARES REDEEMED                                  (48,132,709)    (68,305,755)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,711,581       (25,191,068)
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           12,580          15,649

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 7,012,823       (24,228,937)

NET ASSETS

 BEGINNING OF PERIOD                                      334,620,005     358,848,942

 END OF PERIOD                                           $ 341,632,828   $ 334,620,005

OTHER INFORMATION
SHARES

 SOLD                                                     3,288,068       2,674,315

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,166,635       1,222,501

 REDEEMED                                                 (4,311,130)     (6,175,401)

 NET INCREASE (DECREASE)                                  143,573         (2,278,585)


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 11.240    $ 11.200    $ 9.960     $ 11.840    $ 11.220
OF PERIOD

INCOME FROM INVESTMENT               .559        .569        .617        .640        .680
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED         .190        .039        1.270       (1.472)     .619
 GAIN (LOSS)

 TOTAL FROM INVESTMENT               .749        .608        1.887       (.832)      1.299
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.559)      (.569)      (.617)      (.640)      (.680)

 FROM NET REALIZED GAIN              (.010)      -           (.020)      (.410)      -

 IN EXCESS OF NET REALIZED GAIN      -           -           (.010)      -           -

 TOTAL DISTRIBUTIONS                 (.569)      (.569)      (.647)      (1.050)     (.680)

REDEMPTION FEES ADDED TO             .000        .001        .000        .002        .001
PAID IN CAPITAL

NET ASSET VALUE, END OF PERIOD      $ 11.420    $ 11.240    $ 11.200    $ 9.960     $ 11.840

TOTAL RETURN A, B                    6.88%       5.65%       19.41%      (7.61)%     11.81%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 341,633   $ 334,620   $ 358,849   $ 315,582   $ 450,113
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE NET     .55%        .55%        .55%        .55%        .55%
ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .55%        .52%        .55%        .55%        .55%
ASSETS AFTER EXPENSE                            C
REDUCTIONS

RATIO OF NET INTEREST INCOME TO      4.98%       5.15%       5.73%       5.83%       5.81%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              12%         30%         39%         11%         45%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN CONNECTICUT MUNICIPAL           3.12%    14.91%   21.97%
 MONEY MARKET FUND

CONNECTICUT TAX-FREE                    2.93%    13.76%   19.52%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 11 money market funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN CONNECTICUT MUNICIPAL           3.12%    2.82%    2.98%
 MONEY MARKET FUND

CONNECTICUT TAX-FREE                    2.93%    2.61%    2.71%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      12/1/97   9/1/97   6/2/97   3/3/97   12/2/96



SPARTAN CONNECTICUT        3.25%   2.90%   3.26%   2.89%    3.06%
MUNICIPAL MONEY
MARKET FUND



CONNECTICUT TAX-FREE       3.04%   2.77%   2.91%   2.72%    2.78%
MONEY MARKET FUNDS
AVERAGE



SPARTAN CONNECTICUT        5.32%   4.73%   5.31%   4.68%    4.97%
MUNICIPAL MONEY
MARKET FUND -
TAX-EQUIVALENT



PORTION OF FUND'S INCOME   0.00%   5.32%   9.73%   20.77%   17.51%
SUBJECT TO STATE TAXES


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have
to earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price.
(checkmark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Spartan Connecticut Municipal Money Market Fund on July 1, 1997.
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. During the first several months of the period, investors tried to figure out when the Federal Reserve Board might raise the fed funds rate, which is the rate banks charge each other for overnight loans. Over that period, data showed growth in the economy, but the pace of that growth was inconsistent, and there were no signs of inflation. As a result, the Fed kept the fed funds rate steady at 5.25%. In February and March, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 meeting that it had increased the fed funds rate from 5.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT'S HAPPENED SINCE THEN?
A. Economic activity has been moderate to fairly strong, but inflation has remained in check. The Fed has opted to keep rates unchanged, but remains biased toward raising rates if signs of stronger inflation emerge. In fact, in mid-October, several Fed officials made comments indicating that they were thinking of raising rates in order to slow the economy. However, that was before economic and market turmoil hit Southeast Asia in late October and continued through November. Because of this instability in the global financial markets, it now appears that the Fed will hold off raising rates in order to avoid roiling the markets and causing more anxiety. As a result, most market participants feel the Fed will wait until the market disruption in Asia moderates before deciding if a strong U.S. domestic economy still warrants a rate increase.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. For most of the period, the environment was one in which we expected rates to be higher in the ensuing months. As a result, the fund was managed during the first half of the year to have an average maturity of 45 to 50 days. The fund's average maturity during this time was neutral to slightly shorter than its peers, giving it flexibility in case rates started to increase. At the end of June, however, a large issuance of fixed-rate one-year notes exempt from Connecticut state income tax came to market. The sheer size of the issuance made the notes attractive because supply in the Connecticut market usually is constrained, while demand is high for such short-term securities issued by the state. The fund participated heavily in this issuance, locking in rates that I felt were attractive because they priced in future Fed rate increases and looked as if they would outperform other Connecticut securities even in a period of rising rates. Buying these securities pushed the fund's average maturity out to the high 70-day range. In addition, because of supply constraints in Connecticut, the fund was about 15% invested out of state in July. However, I eliminated the fund's investments in out-of-state securities that were subject to Connecticut state taxes by the end of the period.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1997, was 3.26%, compared to 3.27% six months ago. The more recent seven-day yield was the equivalent of a 5.33% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. Through November 30, 1997, the fund's 12-month total return was 3.12%, compared to 2.93% for the Connecticut tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. For the next six months, I believe the Fed will still be biased toward raising rates, and that it is looking for reasons to do so. At this point, the Fed has held off raising rates in spite of the strength of the economy, because inflation has remained under control and the uncertainty created in global financial markets from the fallout in Asia has continued. With any inkling of inflationary pressures, however, I believe the Fed would pull the trigger and raise the fed funds rate at least one more time. As a result, I'm managing the fund with the expectation that that will happen, although the timing of a rate increase is unclear. A rate increase in the next few months may help the U.S. economy, but it might send the worldwide financial markets into an uproar. Therefore, I think the Fed would like Asian markets to stabilize before it takes action.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON THE
CONNECTICUT ECONOMY:
"The fund's largest sector
concentration at the end of the
period was general obligation
bonds (GOs). GOs are municipal
bonds backed by the taxing power
of a city, county or state and are
repaid by general revenues, such
as taxes. That's in contrast to
revenue generated from a specific
facility, such as a tunnel. Generally
speaking, GOs tend to do well
when the local economy is strong
- as it has been over the past year
in Connecticut - because tax
revenues rise as a function of
increased personal income,
corporate profits and other
sources. I liked GOs because the
state's economy continued to show
broad-based strength. With the
economy continuing to grow at
a steady pace, and tax revenues
rising, GOs generally performed
well during the period."
FUND FACTS
GOAL: to provide high current
tax-free income for
Connecticut residents
FUND NUMBER: 407
TRADING SYMBOL: FICNX
START DATE: October 29, 1987
SIZE: as of November 30,
1997, more than $341 million
MANAGER: George Fischer,
since 1996; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS    % OF FUND ASSETS
            11/30/97           5/31/97             11/30/96

  0 - 30    58                 62                  73

 31 - 90    12                 24                  3

 91 - 180   11                 3                   12

181 - 397   19                 11                  12

WEIGHTED AVERAGE MATURITY
                                 11/30/97   5/31/97   11/30/96

SPARTAN CONNECTICUT MUNICIPAL
MONEY MARKET FUND                67 DAYS    48 DAYS   52 DAYS

CONNECTICUT TAX-FREE
MONEY MARKET FUNDS AVERAGE *     58 DAYS    46 DAYS   57 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
Row: 1, Col: 1, Value: 57.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 16.0
Row: 1, Col: 5, Value: 5.0
Variable rate demand
notes (VRDNs) 51%
Commercial paper
(including CP mode) 12%
Tender bonds 9%
Municipal notes 12%
Other 16%
Variable rate demand
notes (VRDNs) 57%
Commercial paper
(including CP mode) 12%
Tender bonds 10%
Municipal notes 16%
Other 5%
Row: 1, Col: 1, Value: 51.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 16.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1997
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CONNECTICUT - 89.9%
Cheshire Gen. Oblig. BAN 4.25% 8/7/98 $ 3,400,000 $ 3,411,606
Clipper Tax Exempt Trust Participating VRDN, Series 94-1,
3.89% (Liquidity Facility State Street Bank & Trust Co.) (c)
4,858,190  4,858,191
Connecticut Dev. Auth. Arpt. Facs. Rev. (Bradley Arpt. Hotel Proj.):
Series 1997 A, 3.80%, LOC Kredietbank N.V., VRDN  1,200,000  1,200,000
 Series 1997 B, 3.80%, LOC Royal Bank of Canada, VRDN  1,000,000
1,000,000
 Series 1997 C, 3.80%, LOC Fleet Nat'l. Bank, VRDN  470,000  470,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for
Independent Living Proj.) Series 1990, 3.70%,
LOC Chase Manhattan Bank, VRDN  7,200,000  7,200,000
Connecticut Dev. Auth. Ind. Dev. Rev., VRDN:
(Rojo Enterprises LLC) 4.10%, LOC Fleet Bank NA  1,000,000  1,000,000
 (W.E. Bassett Co. Proj.) Series 1986,
 3.80%, LOC BankBoston (b)  1,000,000  1,000,000
Connecticut Dev. Auth. Poll. Cont. Rev., VRDN:
(Connecticut Lt. & Pwr. Co. Proj.):
 Series 1993 A, 3.85%, LOC Deutsche Bank  3,400,000  3,400,000
  Series 1993 B, 3.80%, LOC Union Bank of Switzerland (b)  3,700,000
3,700,000
  Series 1996 A, 3.75% (AMBAC Insured)
  (BPA Societe Generale, France) (b)  4,700,000  4,700,000
 (United Illuminating Co.) Series 1996 A, 3.85%,
 LOC Union Bank of Switzerland  1,300,000  1,300,000
Connecticut Dev. Auth. Solid Waste Disp. Facs. Rev., VRDN: (Exeter
Energy Proj.):
 Series 1989 A, 3.95%, LOC Sanwa Bank (b)  3,500,000  3,500,000
  Series 1989 B, 3.95%, LOC Sanwa Bank (b)  2,800,000  2,800,000
  Series 1989 C, 3.95%, LOC Sanwa Bank (b)  400,000  400,000
 (Rand-Whitney Containerboard) 3.55%, LOC Chase Manhattan Bank (b) 3,300,000 3,300,000
Connecticut Gen. Oblig.:
Bonds:
 Rfdg. Econ. Recovery 5% 6/15/98  1,000,000  1,006,500
  Series 1997 A, 6% 3/1/98  3,000,000  3,017,629
  Series 1997 C, 5% 8/1/98  4,100,000  4,132,028
  Participating VRDN, Series MGT-27, 4% (Liquidity Facility Morgan Guaranty Trust Co.) (c) 775,000 775,000
Connecticut Health & Edl. Facs. Auth. Rev.:
Bonds (Yale Univ.) Series S:
 3.70% 1/21/98, CP mode  1,000,000  1,000,000
  3.65% 2/11/98, CP mode  9,000,000  9,000,000
  3.65% 2/13/98, CP mode  2,000,000  2,000,000
 Participating VRDN, Series BT-203,
 4% (Liquidity Facility Bankers Trust Co.) (c) 3,000,000 3,000,000 (Charlotte Hungerford Hosp.) Series B,
 3.65%, LOC Bank of Boston, Connecticut, VRDN 2,800,000 2,800,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Bonds Series 1989 D, 3.70% 1/13/98, CP mode (b) $ 2,475,000 $
2,475,000
 Bonds Series 1990 C, 3.85% 2/9/98, CP mode  (b)  1,490,000  1,490,000
 Series 1995 G, 3.85% (AMBAC Insured)
 (BPA Morgan Guaranty Trust Co.) VRDN 7,200,000 7,200,000 Connecticut Hsg. Fin. Auth. Participating VRDN (c):
Series PT-81, 4.05% (Liquidity Facility
 Rabobank Nederland, N.V.) (b)  1,480,000  1,480,000
 Series PT-148, 4% (Liquidity Facility
 Bayerische Hypotheken-und Wechsel)  1,000,000  1,000,000
 Series 1997 L, 4.15% (Liquidity Facility CoreStates Bank) (b)
1,800,000  1,800,000
Connecticut Muni. Elec. Energy Coop. Rev. Bonds
(Pwr. Supply Sys.) Series 1995 A:
 3.50% 12/2/97, LOC Fleet Nat'l. Bank, CP mode  500,000  500,000
  3.60% 12/4/97, LOC Fleet Nat'l. Bank, CP mode  1,100,000  1,100,000
Connecticut Reg. School Dist. #14 BAN 4% 6/4/98  1,700,000  1,703,326
Connecticut Spl. Assessment Unemployment Rev. Bonds
Series 1993 C, 3.90%, tender 7/1/98 (FGIC Insured) (Liquidity Facility FGIC Security Purchase Inc.) 15,600,000 15,600,000
Connecticut Spl. Tax Oblig.:
(Transport Infrastructure Purpose)
 Series1, 3.80%, LOC Commerzbank, VRDN  8,580,000  8,580,000
 Participating VRDN, Series BT-262, 3.90% (Liquidity Facility Bankers Trust Co.) (c) 5,100,000 5,100,000
Darien Gen. Oblig. BAN 4% 4/15/98  1,000,000  1,001,453
East Haven Gen. Oblig. BAN 4.25% 9/1/98  1,000,000  1,002,891
Fairfield Gen. Oblig. BAN 4% 1/14/98  1,534,000  1,534,550
Hartford Redev. Auth. (Underwood Towers Proj.) 3.75% (FSA Insured) (BPA Barclays Bank) VRDN 2,400,000 2,400,000
New Canaan Gen. Oblig. BAN 3.75% 3/10/98  5,200,000  5,204,354
Stamford Gen. Oblig. BAN 4% 4/1/98  7,700,000  7,709,917
Stamford Hsg. Auth. Mutimodal Rev. (Morgan Street Proj.) Series 1994, 3.90%, LOC Deutsche Bank, VRDN (b) 2,500,000 2,500,000
Westport Gen. Oblig. BAN 4% 6/26/98  3,710,000  3,718,245
  143,070,690
PUERTO RICO - 10.1%
Puerto Rico Commonwealth Gov't. Dev. Bank Rev. 3.55% (MBIA Insured) (BPA Credit Suisse First Boston (BK)) VRDN 2,400,000 2,400,000 Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN, Series PA-150, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) 1,900,000 1,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Hwy. & Trans. Auth. Participating VRDN (c):
Series PA-114, 3.75%
 (Liquidity Facility Merrill Lynch & Co., Inc.)  $ 4,235,000 $
4,235,000
 Series PA-125, 3.75%
 (Liquidity Facility Merrill Lynch & Co., Inc.)   1,610,000  1,610,000
Puerto Rico Ind. Med. Higher Ed. & Envir. Cont. Facs. Fin.
Auth. Bonds Series 1988, 3.70% 1/15/98, LOC Bank of Tokyo-Mitsuishi Ltd., CP mode 1,000,000 1,000,000
Puerto Rico Pwr. Auth. Participating VRDN (c):
Series PA-205, 3.75% (Liquidity Facility
 Merrill Lynch & Co., Inc.)   3,700,000  3,700,000
 Series SGA-44, 3.80% (Liquidity Facility
 Societe Generale, France)   1,235,000  1,235,000
  16,080,000
TOTAL INVESTMENTS - 100%  $ 159,150,690
Total Cost for Income Tax Purposes  $ 159,150,773
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $8,272 of which $3,953 and $4,319 will expire on November 30, 2002 and 2005, respectively.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 159,150,690
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                          2,601,519

SHARE TRANSACTIONS IN PROCESS                                            843,708

INTEREST RECEIVABLE                                                      1,305,751

 TOTAL ASSETS                                                            163,901,668

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 167,882

DISTRIBUTIONS PAYABLE                                        13,953

ACCRUED MANAGEMENT FEE                                       71,491

OTHER PAYABLES AND ACCRUED EXPENSES                          1,129

 TOTAL LIABILITIES                                                       254,455

NET ASSETS                                                              $ 163,647,213

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 163,655,485

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (8,272)

NET ASSETS, FOR 163,655,483 SHARES OUTSTANDING                          $ 163,647,213

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                     $1.00
PER SHARE ($163,647,213 (DIVIDED BY) 163,655,483 SHARES)



STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                     $ 6,529,160

EXPENSES

MANAGEMENT FEE                                          $ 910,157

NON-INTERESTED TRUSTEES' COMPENSATION                    2,022

 TOTAL EXPENSES BEFORE REDUCTIONS                        912,179

 EXPENSE REDUCTIONS                                      (2,818)     909,361

NET INTEREST INCOME                                                  5,619,799

REALIZED AND UNREALIZED GAIN (LOSS)                                  (4,319)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM                      (353)
ACCRETION OF DISCOUNT

NET GAIN (LOSS)                                                      (4,672)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,615,127

STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           NOVEMBER 30,     NOVEMBER 30,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 5,619,799      $ 5,492,417
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (4,319)          9,482

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM            (353)            353
 ACCRETION OF DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,615,127        5,502,252
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (5,619,799)      (5,492,417)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    156,608,247      204,280,325
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     5,491,051        5,308,500

 COST OF SHARES REDEEMED                                    (185,421,716)    (198,246,723)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (23,322,418)     11,342,102
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (23,327,090)     11,351,937

NET ASSETS

 BEGINNING OF PERIOD                                        186,974,303      175,622,366

 END OF PERIOD                                             $ 163,647,213    $ 186,974,303


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
OF PERIOD

INCOME FROM INVESTMENT               .031        .030        .034        .023        .022
OPERATIONS
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.031)      (.030)      (.034)      (.023)      (.022)

NET ASSET VALUE, END OF PERIOD      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A, B                    3.12%       3.08%       3.41%       2.28%       2.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 163,647   $ 186,974   $ 175,622   $ 167,056   $ 163,102
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE NET     .50%        .50%        .50%        .50%        .24%
ASSETS                                                                              C

RATIO OF NET INTEREST INCOME TO      3.08%       3.04%       3.36%       2.25%       2.17%
AVERAGE NET ASSETS


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities, including restricted securities, for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the income fund's schedule of investments.
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
The funds may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $36,982,076 and $40,697,377, respectively.
The market value of futures contracts opened and closed during the period amounted to $66,324,666 and $50,124,262, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as
4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and
 .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $790 and $2,188 for the income and money market funds, respectively. Effective April 1, 1997, the transaction fees were eliminated for the income fund.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income and money market funds' expenses were reduced by $15,466 and $2,818, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Connecticut Municipal Income Fund and Spartan Connecticut Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Court Street Trust: Spartan Connecticut Municipal Income Fund and Fidelity Court Street Trust II: Spartan Connecticut Municipal Money Market Fund, including the schedules of portfolio investments, as of November 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Spartan Connecticut Municipal Income Fund and Fidelity Court Street Trust II: Spartan Connecticut Municipal Money Market Fund, including the schedules of portfolio investments, as of November 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 9, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Connecticut Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
PAY DATE RECORD DATE CAPITAL GAINS
12/29/97 12/26/97 $0.10
During fiscal year ended 1997, 100% of each fund's income dividends were free from federal income tax, and 8.93% and 24.98% of the Spartan Connecticut Municipal Income Fund's and the Spartan Connecticut Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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455 Market Street
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1400 Civic Drive
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1625 Broadway
Denver, CO
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DELAWARE
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FLORIDA
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HAWAII
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Honolulu, HI
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MASSACHUSETTS
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MICHIGAN
280 North Woodward Ave.
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MINNESOTA
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501 Route 17, South
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NEW YORK
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UTAH
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VERMONT
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VIRGINIA
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WASHINGTON
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Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
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Attn: Redemptions - CP6I
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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
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SELLING SHARES
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OVERNIGHT EXPRESS
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Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
George A. Fischer, Vice President -
INCOME FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
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 for the deaf and hearing impaired
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SM
* INDEPENDENT TRUSTEES
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SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

FLORIDA
MUNICIPAL
FUNDS


ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS



PRESIDENT'S MESSAGE                           3     NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

 PERFORMANCE                                  4     HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                    7     THE MANAGER'S REVIEW OF FUND
                                                    PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                           10    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                    INVESTMENTS OVER THE PAST SIX MONTHS
                                                    AND ONE YEAR.

 INVESTMENTS                                  11    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                    WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                         21    STATEMENTS OF ASSETS AND LIABILITIES,
                                                    OPERATIONS, AND CHANGES IN NET ASSETS,
                                                    AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                  25    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                    27    THE MANAGER'S REVIEW OF FUND
                                                    PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                           29    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                    INVESTMENTS OVER THE PAST SIX MONTHS
                                                    AND ONE YEAR.

 INVESTMENTS                                  30    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                         36    STATEMENTS OF ASSETS AND LIABILITIES,
                                                    OPERATIONS, AND CHANGES IN NET ASSETS,
                                                    AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                         40    NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                         44    THE AUDITORS' OPINION
ACCOUNTANTS

DISTRIBUTIONS                                 45



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD,OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN FLORIDA MUNICIPAL INCOME FUND


PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

SPARTAN FLORIDA MUNICIPAL INCOME FUND         6.69%    43.71%   57.99%

LEHMAN BROTHERS FLORIDA                       7.10%    N/A      N/A
 MUNICIPAL BOND INDEX

FLORIDA MUNICIPAL DEBT FUNDS AVERAGE          6.47%    39.02%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, one year, five years or since the fund started on
March 16, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Florida Municipal Bond Index - a total return performance benchmark for Florida investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 63 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

SPARTAN FLORIDA MUNICIPAL INCOME FUND         6.69%    7.52%    8.34%

LEHMAN BROTHERS FLORIDA                       7.10%    N/A      N/A
 MUNICIPAL BOND INDEX

FLORIDA MUNICIPAL DEBT FUNDS AVERAGE          6.47%    6.80%    N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns by annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971210 120433 S00000000000001
             Spartan FL: Muni Income     LB Municipal Bond
             00427                       LB015
  1992/03/31      10000.00                    10000.00
  1992/04/30      10172.61                    10089.00
  1992/05/31      10350.03                    10207.75
  1992/06/30      10575.20                    10379.03
  1992/07/31      11028.26                    10690.20
  1992/08/31      10779.40                    10585.97
  1992/09/30      10823.45                    10655.20
  1992/10/31      10580.52                    10550.46
  1992/11/30      10944.39                    10739.42
  1992/12/31      11095.24                    10849.07
  1993/01/31      11245.75                    10975.24
  1993/02/28      11812.46                    11372.22
  1993/03/31      11626.24                    11252.01
  1993/04/30      11765.70                    11365.54
  1993/05/31      11841.80                    11429.42
  1993/06/30      12066.54                    11620.18
  1993/07/31      12101.29                    11635.40
  1993/08/31      12393.62                    11877.65
  1993/09/30      12566.59                    12012.93
  1993/10/31      12600.06                    12036.12
  1993/11/30      12423.65                    11930.08
  1993/12/31      12745.45                    12181.92
  1994/01/31      12914.00                    12321.04
  1994/02/28      12524.91                    12001.93
  1994/03/31      11935.22                    11513.21
  1994/04/30      12024.45                    11610.84
  1994/05/31      12139.04                    11711.51
  1994/06/30      12056.43                    11639.95
  1994/07/31      12310.26                    11853.31
  1994/08/31      12320.58                    11894.32
  1994/09/30      12130.96                    11719.71
  1994/10/31      11814.13                    11511.57
  1994/11/30      11530.36                    11303.44
  1994/12/31      11886.42                    11552.23
  1995/01/31      12279.67                    11882.39
  1995/02/28      12704.70                    12227.93
  1995/03/31      12848.58                    12368.43
  1995/04/30      12858.11                    12383.03
  1995/05/31      13293.09                    12778.17
  1995/06/30      13130.49                    12667.00
  1995/07/31      13237.10                    12787.08
  1995/08/31      13405.68                    12949.22
  1995/09/30      13499.13                    13031.19
  1995/10/31      13706.26                    13220.67
  1995/11/30      13961.59                    13440.00
  1995/12/31      14100.58                    13569.15
  1996/01/31      14182.96                    13671.60
  1996/02/29      14061.09                    13579.32
  1996/03/31      13892.16                    13405.77
  1996/04/30      13847.66                    13367.84
  1996/05/31      13843.25                    13362.49
  1996/06/30      14002.86                    13508.01
  1996/07/31      14127.09                    13630.93
  1996/08/31      14122.39                    13627.66
  1996/09/30      14310.34                    13818.45
  1996/10/31      14461.71                    13974.73
  1996/11/30      14742.11                    14230.47
  1996/12/31      14658.38                    14170.70
  1997/01/31      14692.85                    14197.48
  1997/02/28      14827.51                    14327.82
  1997/03/31      14596.62                    14136.83
  1997/04/30      14723.54                    14255.15
  1997/05/31      14946.39                    14469.55
  1997/06/30      15099.85                    14623.65
  1997/07/31      15539.17                    15028.73
  1997/08/31      15369.96                    14887.91
  1997/09/30      15538.41                    15064.63
  1997/10/31      15627.27                    15161.49
  1997/11/28      15728.03                    15250.64
IMATRL PRASUN   SHR__CHT 19971130 19971210 120435 R00000000000071
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Florida Municipal Income Fund on March 31, 1992, shortly after the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $15,728 - a 57.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $15,251 - a 52.51% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
             YEARS ENDED NOVEMBER 30,

      1997   1996                       1995   1994   1993

DIVIDEND RETURN               5.00%   5.10%   6.31%    5.01%     6.10%

CAPITAL APPRECIATION RETURN   1.69%   0.49%   14.78%   -12.20%    7.42%

TOTAL RETURN                  6.69%   5.59%   21.09%   -7.19%    13.52%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.34(CENTS)   26.67(CENTS)   53.85(CENTS)

ANNUALIZED DIVIDEND RATE                 4.64%         4.69%          4.81%

30-DAY ANNUALIZED YIELD                  4.30%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.72%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.37 over the past one month, $11.33 over the past six months and $11.20 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 36% 1997 federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN FLORIDA MUNICIPAL INCOME FUND


FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds performed more
or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a
barometer of the taxable bond
market - returned 7.55%. Through
much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of
new issuance come to market, and
while demand remained strong, it
took time for investors to become
acclimated to this new supply. In the
interim, muni bond prices fell. The
cold months of winter contrasted
with what many felt was an
overheating economy ripe for an
inflation appearance. In late
March, the Federal Reserve Board
raised a key short-term interest rate
by 0.25%. While this move was
anticipated by investors, the market
nonetheless reacted negatively.
From April through mid-September,
market conditions were more
friendly. Favorable economic data
soothed inflationary concerns,
while the Fed's reluctance to cut
rates further was another  positive
influence. High supply and low
demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the
period changed momentum.
Currency devaluations meant prices
of Asian goods would become
cheaper, further decreasing the
likelihood of inflation.
An interview with Jonathan Short, Portfolio Manager of Spartan Florida Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the 12-month period that ended November 30, 1997, the fund had a total return of 6.69%. To get a sense of how the fund did relative to its competitors, the Florida municipal debt funds average returned 6.47% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Florida Municipal Bond Index - which is a broad measure of the performance of the Florida municipal bond market - returned 7.10% for the same one-year period.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. Bonds with credit ratings of Baa - as judged by Moody's Investors Service - were some of the fund's and the Florida municipal market's best performers. There was a strong demand for these bonds - which are the lowest-rated bonds that Moody's deems "investment- grade" - because they offered more yield than higher-rated bonds. Additionally, the supply of these bonds was limited so investors searching for higher yields among investment-grade bonds were forced to vie for a limited number of Baa-rated securities. As a result of strong demand butting up against limited supply, Baa-rated bonds generally performed better than higher-quality bonds throughout the period. However, I gradually reduced the fund's stake in Baa-rated bonds throughout the year. I did that because I wanted to lock in their gains given that I didn't feel that the bonds I sold offered much potential for additional appreciation.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. I can't single out any particular holdings or sector of the municipal market that proved to be disappointing during the year. However, the fund had limited holdings in long-maturity bonds - those maturing in 20 years or more - which performed fairly well during the second half of the period. Long-maturity bond prices typically are more sensitive to rising and falling interest rates than intermediate-term bonds with maturities of between 10 and 20 years - which were the fund's primary focus throughout the year. When interest rates rise, long-term bond prices fall more than intermediate-maturity bonds and vice versa. My reason for keeping a fairly heavy weighting in intermediate-maturity bonds was that I thought they offered better value - considering their interest-rate sensitivity and their yields - than longer-term bonds. Emphasizing intermediate-maturity bonds helped the fund's performance in the first half of the period when interest rates rose, but detracted from its performance in the second half of the period when interest rates fell. That's because intermediate-maturity bonds didn't fall as much as long-term bonds when rates rose, and didn't rise as much as long-term bonds when interest rates fell.
Q. THERE ARE DRAMATIC CHANGES OCCURRING IN THE ELECTRIC AND HEALTH CARE INDUSTRIES - WHICH MADE UP TWO OF THE FUND'S LARGEST SECTOR CONCENTRATIONS AT THE END OF THE PERIOD. HOW DID THOSE CHANGES AFFECT YOUR CHOICES OF BONDS WITHIN THOSE SECTORS?
A. As far as the electric revenue sector was concerned, I continued to focus on electric providers that I felt had reasonable cost structures that would allow them to do well if electric rates fall as a result of out-of-state competition. While increased competition hasn't yet been legislated in Florida, the state presently is considering a number of alternatives designed to allow more competition in the future. Likewise, increased competition - as well as cost-cutting and consolidation among health care providers - was an important factor in selecting the fund's health care holdings. I look for facilities with a strong market share, sensible balance sheets and effective management teams, advantages that I think will be important in a more competitive health care environment.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past year, the municipal bond market has reacted strongly to news about the economy's strength, pushing bond prices higher when economic growth appeared moderate and forcing prices lower when growth appeared strong enough to rekindle fears of inflation. I believe that we're likely to see a continuation of the pattern - perhaps even more volatile reactions - until economic growth trends become more defined and sustainable. The market became increasingly volatile toward the end of the period, when investors struggled with what effect Southeast Asia's currency and economic problems might have on U.S. economic growth. On the other hand, there are some factors related to municipal bond supply and demand that I view as positive. Specifically, I expect the supply of municipals to remain relatively low going into 1998. And, if history is any guide, demand for municipals could increase in the first part of the year. If that's the case, they could benefit from a supply and demand imbalance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON THE
CONNECTICUT ECONOMY:
"The fund's largest sector
concentration at the end of the
period was general obligation
bonds (GOs). GOs are municipal
bonds backed by the taxing power
of a city, county or state and are
repaid by general revenues, such
as taxes. That's in contrast to
revenue generated from a specific
facility, such as a tunnel. Generally
speaking, GOs tend to do well
when the local economy is strong
- as it has been over the past year
in Connecticut - because tax
revenues rise as a function of
increased personal income,
corporate profits and other
sources. I liked GOs because the
state's economy continued to show
broad-based strength. With the
economy continuing to grow at
a steady pace, and tax revenues
rising, GOs generally performed
well during the period."
FUND FACTS
GOAL: to provide high current
tax-free income for
Connecticut residents
FUND NUMBER: 407
TRADING SYMBOL: FICNX
START DATE: October 29, 1987
SIZE: as of November 30,
1997, more than $341 million
MANAGER: George Fischer,
since 1996; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

SPARTAN FLORIDA MUNICIPAL INCOME FUND


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

HEALTH CARE          17.2           13.9

TRANSPORTATION       15.6           13.5

ELECTRIC REVENUE     15.1           16.9

SPECIAL TAX          10.2           10.0

GENERAL OBLIGATION   9.6            11.3

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
               6 MONTHS AGO

YEARS   12.2   13.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   6.9   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 58.5%
AA, A 20.0%
BAA 10.4%
BA, B 0.0%
NON-RATED 3.8%
SHORT-TERM
INVESTMENTS 7.3%
AAA 60.5%
AA, A 22.6%
BAA 11.2%
BA, B 0.0%
NON-RATED 3.0%
SHORT-TERM
INVESTMENTS 2.7%
ROW: 1, COL: 1, VALUE: 58.5
ROW: 1, COL: 2, VALUE: 20.0
ROW: 1, COL: 3, VALUE: 10.4
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 3.8
ROW: 1, COL: 6, VALUE: 7.3
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 3.0
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 11.2
ROW: 1, COL: 5, VALUE: 22.6
ROW: 1, COL: 6, VALUE: 60.5
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS IN SECURITIES


MUNICIPAL BONDS - 92.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - 91.3%
Alachua County Health Facs. Auth. Health Facs.
Rev. Rfdg. (Santa Fe Health Care Facs. Proj.):
  6% 11/15/09 (Escrowed to Maturity) (d)  Baa1 $ 2,950,000 $ 3,182,313
  6.05% 11/15/16 (Escrowed to Maturity) (d)  Baa1  6,230,000
6,798,488
Broward County Hsg. Fin. Auth. Single-Family
Mtg. Rev. 6.65% 8/1/21 (c)  Aaa  1,225,000  1,318,406
Broward County Resource Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A  11,250,000  12,234,375
Broward County Spl. Oblig. Rfdg.:
 5.50% 1/1/02 (AMBAC Insured)  Aaa  1,365,000  1,426,425
 5.50% 1/1/04 (AMBAC Insured)  Aaa  2,320,000  2,450,500
 5.50% 1/1/05 (AMBAC Insured)  Aaa  2,585,000  2,743,331
Dade County Aviation Rev. Rfdg:
 (Miami Int'l Arpt.):
  Series A, 5.75% 10/1/03 (FSA Insured) (c)  Aaa  1,800,000  1,917,000
  Series A, 5.75% 10/1/04 (FSA Insured) (c)  Aaa  5,000,000  5,343,750
  Series B, 5% 10/1/07 (FSA Insured) (c)  Aaa  3,380,000  3,434,925
 Series B, 6.30% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,344,000
 Series C, 5.50% 10/1/11 (MBIA Insured)  Aaa  5,200,000  5,414,500
 Series Y, 5.30% 10/1/05  Aa3  3,460,000  3,624,350
Dade County Gen. Oblig.:
 Series DD, 7.70% 10/1/07 (AMBAC Insured)  Aaa  1,820,000  2,259,075
Dade County Gtd. Entitlement Rev. (Cap.
Appreciation) Series B:
  Rfdg. 0% 2/1/02 (MBIA Insured)  Aaa  1,810,000  1,506,825
  0% 8/1/18 (AMBAC Insured) (Pre-Refunded
  to 2/1/06 @ 40.446) (d)  Aaa  14,835,000  4,098,169
Dade County Resource Recovery Facs. Rev. Rfdg.
5.50% 10/1/09 (AMBAC Insured) (c)  Aaa  4,000,000  4,155,000
Dade County Seaport Rev. Rfdg.:
 Series 95:
  6.20% 10/1/09 (MBIA Insured)  Aaa  1,845,000  2,075,625
  5.75% 10/1/15 (MBIA Insured)  Aaa  5,100,000  5,355,000
 6.25% 10/1/05 (MBIA Insured)  Aaa  2,995,000  3,365,631
 6.25% 10/1/06 (MBIA Insured)  Aaa  1,575,000  1,783,688
Dade County Spl. Oblig. Rev. Rfdg. (Cap.
Appreciation) Series B:
  0% 10/1/03 (AMBAC Insured)  Aaa  4,160,000  3,203,200
  0% 10/1/04 (AMBAC Insured)  Aaa  5,045,000  3,689,156
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Dade County Wtr. & Swr. Sys. Rev.:
 6.25% 10/1/06 (FGIC Insured)  Aaa $ 1,500,000 $ 1,695,000
 6.25% 10/1/08 (FGIC Insured)  Aaa  1,100,000  1,252,625
 6.25% 10/1/10 (FGIC Insured)  Aaa  1,000,000  1,147,500
 5.50% 10/1/25 (FGIC Insured)  Aaa  1,930,000  1,951,713
Dunedin Hosp. Rev. Rfdg. (Mease Health
Care Sys.) 5.25% 11/15/06 (MBIA Insured)  Aaa  1,400,000  1,463,000
Dunedin Util Sys. Rev. Rfdg. 6.25% 10/1/11  Aaa  1,360,000  1,550,400
Duval County Hsg. Fin. Auth. Single Family Mtg.
Rev. Series C, 7.70% 9/1/24 (FGIC Insured)
(GNMA Collateralized)  Aaa  610,000  651,175
Duval County School Dist. Rfdg.
6.30% 8/1/06 (AMBAC Insured)  Aaa  5,000,000  5,456,250
Escambia County Health Facs. Auth. Health Facs.
Rev. Rfdg. (Baptist Hosp. & Baptist Manor):
  Series B, 6% 10/1/14  BBB+  2,825,000  2,938,000
  Series B, 6.75% 10/1/14  BBB+  3,250,000  3,546,563
Escambia County Poll. Cont. Rev.
(Champion Int'l. Corp. Proj.):
  6.90% 8/1/22 (c)  Baa1  5,000,000  5,556,250
  6.40% 9/1/30 (c)  Baa1  3,000,000  3,210,000
Escambia County Sales Tax Rev. Rfdg.
5.50% 1/1/07 (FGIC Insured)  Aaa  2,000,000  2,117,500
Escambia County Util. Auth. Util. Sys. Rev.
Series B, 6.25% 1/1/15 (FGIC Insured)  Aaa  1,500,000  1,717,500
Florida Board of Ed. Cap. Outlay Rfdg. (Pub. Ed.)
Series A, 5% 6/1/24  Aa2  5,000,000  4,793,750
Florida Board of Ed. Cap. Outlay (Pub. Ed.):
 Series 1994-C, 5.40% 6/1/03  Aa  1,060,000  1,114,325
 Series 1994-C, 5.40% 6/1/06  Aa  1,500,000  1,588,125
 Series F, 5.50% 6/1/17  Aa2  3,000,000  3,060,000
Florida Division Board Fin. Dept. Gen. Svcs. Rev.
(Dept. of Natural Resources Preservation 2000):
  Series A, 6.75% 7/1/08 (AMBAC Insured)  Aaa  1,350,000  1,486,688
  Series A, 5.70% 7/1/09 (AMBAC Insured)  Aaa  3,000,000  3,172,500
  Series A, 5.75% 7/1/11 (AMBAC Insured)  Aaa  3,000,000  3,165,000
Florida Gen. Oblig. Rev. Rfdg. (Dept. of Trans.):
 5% 7/1/03  Aa2  1,435,000  1,481,638
 Series A, 5.75% 7/1/04  Aa2  1,955,000  2,101,625
 (Right of Way) Series B, 5.50% 7/1/09  Aa2  3,810,000  4,029,075
Florida Hsg. Fin. Agcy. Rfdg. Multi-Family Mtg.
Rev. (Park Colony Proj.) Series D, 5.10%
4/1/13, LOC Mellon Bank, NA  A+  2,500,000  2,531,250
MUNICIPAL BONDS - CONTINUED
FLORIDA - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
Florida Hsg. Fin. Agcy. Rfdg.:
 Single-Family Mtg. Rev.:
  Series A, 6.35% 7/1/14  Aaa $ 1,265,000 $ 1,347,225
  Series A, 6.55% 7/1/14 (GNMA Coll.) (c)  Aaa  1,405,000  1,512,131
  Series B, 6.55% 7/1/17 (GNMA Coll.) (c)  Aaa  1,265,000  1,355,131
Florida Mid-Bay Bridge Auth. Rev. Series A:
 7.50% 10/1/17 (e)  -  1,700,000  1,865,750
 6.875% 10/1/22 (Escrowed to Maturity) (d)  -  3,000,000  3,618,750
Florida Muni. Pwr. Agcy. Rev. Rfdg. (Stanton II Proj.):
 4.50% 10/1/16 (AMBAC Insured)  Aaa  4,400,000  4,015,000
 4.50% 10/1/27 (AMBAC Insured)  Aaa  3,700,000  3,256,000
Florida Tpk. Auth. Tpk. Rev. (Dept. of Trans.) Series A:
 5.50% 7/1/05 (AMBAC Insured)  Aaa  3,250,000  3,461,250
 5.50% 7/1/06 (AMBAC Insured)  Aaa  3,000,000  3,206,250
 6.25% 7/1/09 (FGIC Insured)  Aaa  1,825,000  1,961,875
 5.50% 7/1/14 (FGIC Insured)  Aaa  1,500,000  1,550,625
 5% 7/1/19 (FGIC Insured)  Aaa  2,000,000  1,937,500
Gainesville Util. Sys. Rev.:
 Series B, 6.50% 10/1/10  Aa  1,600,000  1,844,000
 Rfdg. Series A, 5.75% 10/1/04  Aa  1,000,000  1,080,000
 Rfdg. Series B, 5.50% 10/1/13  Aa  1,500,000  1,535,625
Greater Orlando Aviation Auth. Aprt. Facs. Rev.
Series A, 6.50% 10/1/05 (FGIC Insured) (c)  Aaa  3,550,000  3,922,750
Hillsborough County Aviation Auth. Rev. Rfdg.
(Tampa Int'l. Aprt.) Series A,
6.90% 10/1/11 (FGIC Insured)  Aaa  4,250,000  4,531,563
Hillsborough County Cap. Impt. Prog. Rev.
6% 8/1/06 (FGIC Insured)  Aaa  1,000,000  1,110,000
Hillsborough County Gen. Oblig. Rfdg.
(Envir. Sensitive Lands Acquisition & Protection)
6% 7/1/02 (AMBAC Insured)  Aaa  2,080,000  2,233,400
Hillsborough County Port Dist. Spl. Rev. Rfdg.
(Tampa Port Auth.):
  6.50% 6/1/03 (FSA Insured) (c)  Aaa  2,000,000  2,192,500
  6.50% 6/1/05 (FSA Insured) (c)  Aaa  2,000,000  2,225,000
Hillsborough County Util. Rev. Rfdg.
(Cap. Appreciation) Series A:
  0% 8/1/05 (MBIA Insured)  Aaa  6,500,000  4,566,250
  0% 8/1/06 (MBIA Insured)  Aaa  10,000,000  6,675,000
  0% 8/1/07 (MBIA Insured)  Aaa  7,000,000  4,462,500
Indian River County Wtr. & Swr. Rev. Rfdg.
Series A, 5.50% 9/1/11 (FGIC Insured)  Aaa  2,000,000  2,107,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Jacksonville Dist. Wtr. & Swr. Rev. 6% 10/1/06
(MBIA Insured) Escrowed to Maturity (d) Aaa $ 2,075,000 $ 2,290,281 Jacksonville Elec. Auth. Rev. Rfdg.
(St. Johns River Issue 2):
  Series 5, 7% 10/1/09  Aa1  2,490,000  2,642,513
  Series 10, 6.50% 10/1/03  Aa1  1,500,000  1,665,000
Jacksonville Excise Taxes Rev.:
 Series A, 6.50% 10/1/11 (AMBAC Insured)
 (Pre-refunded to 10/1/99 @ 102 (d)  Aaa  1,200,000  1,275,000
 Series B, 5.60% 10/1/08 (FGIC Insured) (c)  Aaa  2,300,000  2,371,875
 Rfdg. 6.25% 10/1/05 (AMBAC Insured)  Aaa  1,000,000  1,088,750
 Rfdg. Series A, 5% 10/1/09 (FGIC Insured)  Aaa  1,335,000  1,373,381
Jacksonville Health Facs. Auth. Hosp. Rev. Rfdg.
(Baptist Med. Ctr. Proj.) Series A,
7.30 6/1/19 (MBIA Insured)  Aaa  500,000  531,250
Jacksonville Health Facs. Auth. Hosp. Rev.
(Charity Obligated Group) Series A:
  5.50% 8/15/05 (MBIA Insured)  Aaa  1,600,000  1,702,000
  5.25% 8/15/08 (MBIA Insured)  Aaa  3,720,000  3,845,550
Jacksonville Health Facs. Auth. Ind. Dev. Rev. Rfdg.
(Cypress Village Proj.) (Nat'l. Benevolent Assoc.):
  7% 12/1/14  Baa  1,000,000  1,100,000
  7% 12/1/22  Baa  2,000,000  2,200,000
  6.25% 12/1/23  Baa  2,710,000  2,845,500
  8% 12/1/24  Baa  2,740,000  3,198,950
Jacksonville Ind. Dev. Rev. Rfdg. (Cargill, Inc. Proj.)
6.40% 3/1/11 (g)  AA-  1,250,000  1,340,625
Jacksonville Sales Tax Rev. (River City
Renaissance Proj.):
  6% 10/1/02 (FGIC Insured)  Aaa  1,500,000  1,618,125
  6% 10/1/04 (FGIC Insured)  Aaa  3,430,000  3,764,425
  5.65% 10/1/14 (FGIC Insured)  Aaa  1,900,000  1,971,250
Jacksonville Wtr. & Swr. Dev. Rev. (Jacksonville
Suburban Utils. Corp. Proj.) 6.75% 6/1/22 (c)  A3  1,915,000
2,075,381
Key West Util. Board Elec. Rev. Rfdg. (Cap.
Appreciation) 0% 10/1/14 (AMBAC Insured)  Aaa  6,755,000  2,828,656
Lakeland Elec. & Wtr. Rev.:
 (Cap. Appreciation) 0% 10/1/09 (FGIC Insured)  Aaa  2,840,000
1,579,750
 Rfdg. (Jr. Sub-Lien):
  6.25% 10/1/02 (FGIC Insured)  Aaa  5,180,000  5,633,250
  6.50% 10/1/06 (FGIC Insured)  Aaa  2,200,000  2,513,500
  6.50% 10/1/07 (FGIC Insured)  Aaa  1,095,000  1,260,619
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Leesburg Hosp. Rev. Rfdg. (Leesburg Reg'l. Med.
Ctr. Proj.):
  Series A, 5.60% 7/1/08  A3 $ 5,000,000 $ 5,243,750
  Series B, 5.625% 7/1/13  A3  2,795,000  2,854,394
Leon County Spl. Tax Rev. Rfdg. 5.50% 10/1/07
(MBIA Insured)  Aaa  1,000,000  1,066,250
Melbourne Arpt. Rev. Rfdg.:
 5.75% 10/1/98 (MBIA Insured) (c)  Aaa  205,000  208,298
 5.75% 10/1/99 (MBIA Insured) (c)  Aaa  215,000  221,719
 6.25% 10/1/00 (MBIA Insured) (c)  Aaa  230,000  242,938
 6.25% 10/1/01 (MBIA Insured) (c)  Aaa  240,000  257,100
 6.25% 10/1/02 (MBIA Insured) (c)  Aaa  260,000  282,425
 6.25% 10/1/03 (MBIA Insured) (c)  Aaa  270,000  296,325
 6.50% 10/1/04 (MBIA Insured) (c)  Aaa  290,000  324,800
 6.50% 10/1/05 (MBIA Insured) (c)  Aaa  310,000  350,688
 6.50% 10/1/06 (MBIA Insured) (c)  Aaa  325,000  370,906
 6.75% 10/1/07 (MBIA Insured) (c)  Aaa  350,000  409,500
 6.75% 10/1/08 (MBIA Insured) (c)  Aaa  375,000  439,688
 6.75% 10/1/09 (MBIA Insured) (c)  Aaa  400,000  471,000
 6.75% 10/1/10 (MBIA Insured) (c)  Aaa  425,000  500,438
Naples Hosp. Rev. Rfdg. (Naples Commty.
Hosp., Inc. Proj.):
  5.10% 10/1/07 (MBIA Insured)  Aaa  1,500,000  1,537,500
  5% 10/1/19 (MBIA Insured)  Aaa  1,000,000  962,500
North Broward Hosp. Dist. Hosp. Rev. Rfdg.
6.40% 1/1/06 (MBIA Insured)
(Pre-Refunded to 1/1/02 @ 102) (d)  Aaa  950,000  1,040,250
North Miami Edl. Facs. Rev. (Johnson & Wales
Univ. Proj.) Series A, 6.125% 4/1/20  -  6,605,000  6,803,150
Orange County Health Facs. Auth. Hosp. Rev.:
Rfdg. (Adventist Health Sys.) 5.75%
 5.75% 11/15/05 (AMBAC Insured)  Aaa  2,000,000  2,162,500
 (Orlando Reg'l. Healthcare) Series A,
 6.25% 10/1/18 (MBIA Insured)  Aaa  2,500,000  2,834,375
Orange County Hsg. Fin. Auth. Single-Family
Mtg. Rev. (Mtg. Backed Securities Prog.)
6.40% 10/1/14 (GMNA Collateralized) (c)  Aaa  1,500,000  1,612,500
Orange County Tourist Dev. Tax Rev. Rfdg.
Series A:
  5.75% 10/1/07 (MBIA Insured)  Aaa  3,620,000  3,972,950
  5.85% 10/1/08 (MBIA Insured)  Aaa  1,795,000  1,978,988
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Orlando Util. Commission Wtr. & Elec. Rev.:
 Rfdg.:
  Sub-Series A, 5% 10/1/20  Aa2 $ 1,500,000 $ 1,428,750
  Sub-Series D, 6.75% 10/1/17  Aa2  7,000,000  8,443,750
  6% 10/1/10  Aa1  2,405,000  2,666,544
 Sub-Series A, 6.50% 10/1/20 (Pre-Refunded
 to 10/1/01 @ 102) (d)  Aaa  2,055,000  2,255,363
 5.538% 10/31/13  Aa2  9,400,000  9,599,750
Palm Beach County Health Facs. Auth. Rev.:
 (Retirement Commty.-Adult Commty.
 Total Svc. Inc.) 5.625% 11/15/20  A-  2,500,000  2,546,875
 (Waterford Proj.) 5.50% 10/1/15  BBB  2,000,000  1,970,000
Pasco County Solid Waste Disp. & Resource
Recovery Sys. Rev.:
  5.75% 4/1/04 (AMBAC Insured) (c)(f)  Aaa  3,380,000  3,549,000
  6% 4/1/10 (AMBAC Insured) (c)(f)  Aaa  5,770,000  6,181,113
  6% 4/1/11 (AMBAC Insured) (c)(f)  Aaa  5,000,000  5,362,500
Pensacola Arpt. Rev. Rfdg. Series A,
6.125% 10/1/18 (MBIA Insured) (c)(f)  Aaa  1,500,000  1,550,625
Plantation Health Facs. Auth. Rev. (Covenant
Retirement Commty. Inc.) 7.75% 12/1/22  A-  2,500,000  2,746,875
Polk County Ind. Dev. Auth. Ind. Dev. Rev.
(Winter Haven Hosp.) Series 2,
6.25% 9/1/15 (MBIA Insured)  Aaa  1,465,000  1,582,200
Sarasota County Util. Sys. Rev. Rfdg.
 Series A, 6% 10/1/05 (FGIC Insured)  Aaa  1,830,000  2,008,425
Sarasota County Wtr. & Swr. Util. Rev. Rfdg.
 6.25% 10/1/04 (FGIC Insured)  Aaa  1,450,000  1,607,688
Seminole County Wtr. & Swr. Rev. Rfdg. & Impt.
6% 10/1/09 (MBIA Insured)  Aaa  1,500,000  1,680,000
South Miami Health Facs. Auth. Hosp. Rev. Rfdg.
(Baptist Health Sys. Oblig. Group)
5.50% 10/1/05 (MBIA Insured)  Aaa  1,980,000  2,106,225
Sumter County School Dist. Rev. (Multi-Dist.
Loan Prog.) 7.15% 11/1/15 (FSA Insured)  Aaa  1,000,000  1,255,000
Sunrise Util. Sys. Rev. (Cap. Appreciation)
Series A:
  0% 10/1/00 (AMBAC Insured)  Aaa  1,070,000  952,300
  0% 10/1/01 (AMBAC Insured)  Aaa  1,225,000  1,039,719
  0% 10/1/02 (AMBAC Insured)  Aaa  1,000,000  808,750
Sunshine Gov't. Fing. Commission Rev.
Series A, 5.50% 10/1/05 (FGIC Insured)  Aaa  1,000,000  1,067,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Tampa Rev. (Allegheny Health Sys. - St. Joseph):
 6.70% 12/1/07 (MBIA Insured)  Aaa $ 2,535,000 $ 2,794,838
 6.75% 12/1/17 (MBIA Insured)  Aaa  150,000  164,063
Tampa Sports Auth. Rev. 6% 1/1/05
(MBIA Insured)  Aaa  2,235,000  2,458,500
Tarpon Springs Health Facs. Auth. Hosp. Rev.
(Helen Ellis Mem. Hosp. Proj.):
  7.50% 5/1/11  BBB-  1,225,000  1,321,461
  7.625% 5/1/21  BBB-  4,245,000  4,584,600
Volusia County Edl. Facs. Auth. Rev.
(Embry Riddle Aeronautical Univ.)
6.125% 10/15/16  Baa2  2,500,000  2,625,000
  378,592,736
PUERTO RICO - 1.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg. Series W:
 6.50% 7/1/05 (MBIA Insured)  Aaa  3,000,000  3,393,750
 6.50% 7/1/06 (MBIA Insured)  Aaa  2,000,000  2,282,500
  5,676,250
TOTAL MUNICIPAL BONDS
(Cost $363,610,168)   384,268,986
MUNICIPAL NOTES (B) - 7.3%
FLORIDA - 7.3%
Alachua County Health Facs. Auth. Health Facs.
Rev. (Shands Teaching Hosp.) Series 1996B,
3.85% (MBIA Insured) BPA Suntrust Bank
Central Florida, NA, VRDN  VMIG 1  1,800,000  1,800,000
Arcadia Hosp. Rev. (Desoto Mem. Hosp. Proj.)
Series 1994, 3.95%, LOC First Union
Nat'l. Bank, VRDN  A-1  2,000,000  2,000,000
Brevard County Hsg. Fin. Auth. Multi-Family Hsg.
Auth. (Palm Place Hsg. Proj.) Series 1985,
3.85%, LOC Chase Manhattan Bank, VRDN VMIG 1 3,560,000 3,560,000 Dade County Ind. Dev. Auth. Rev. Exempt Facs.
Rev. Rfdg. (Florida Pwr. & Lt. Co. Proj.)
Series 1993, 4.10%, VRDN  VMIG 1  1,400,000  1,400,000
Florida Board of Ed. Cap. Outlay (Muni. Trust
Receipts) Series SG-22, 4.05% (Liquidity
Facility Societe Generale) VRDN  A-1+  400,000  400,000
Florida Dept. of Trans. Participating VRDN, 4%
(Liquidity Facility Societe Generale, France) (h)  A-1+  1,700,000
1,700,000
MUNICIPAL NOTES (B) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Florida Local Gov't. Fin. Auth. Rev.
(Lake Wales Medical Center, Inc.)
Series 1994A, 3.85%, LOC First Union
Nat'l. Bank, VRDN  - $ 1,600,000 $ 1,600,000
Gulf Breeze Rev. Series 1995A, 4.05%,
LOC Barnett Bank, NA, VRDN  A-1  700,000  700,000
Jacksonville Health Facs. Auth. Hosp. Rev.
(Genesis Rehabilitation Hosp.) Series 1996,
3.90%, LOC Barnett Bank, NA, VRDN  VMIG 1  2,300,000  2,300,000
Lee County Hosp. Board Hosp. Rev. (Lee Mem.
Hosp. Proj.) Series 1985D, 3.90%,
LOC SunTrust Bank Miami, NA, VRDN VMIG 1 1,800,000 1,800,108 Manatee County Poll. Cont. Rev. (Florida Power
& Light Co. Proj.) Series 1994, 3.85%, VRDN  VMIG 1  1,400,000
1,400,000
Martin County Poll. Cont. Rev. Rfdg. (Florida Pwr.
& Lt. Co. Proj.) Series 1994, 3.95%, VRDN  VMIG 1  500,000  500,000
Orange County Ind. Dev. Board (Central Florida
Blood Bank Proj.) Series 1988, 3.95%,
LOC SunTrust Bank Central Florida,
NA, VRDN  VMIG 1  1,045,000  1,045,000
Pasco County Hsg. Fin. Auth. Multi-Family Hsg.
Rev. (Carlton Arms of Magnolia Valley)
4.075%, LOC Bankers Trust, VRDN  VMIG 1  500,000  500,000
Pinellas County Health Facs. Auth. Rev.
(Pooled Hosp. Loan Prog.)
4.10%, LOC Chase Manhattan Bank, VRDN VMIG 1 1,800,000 1,800,000 Putnam County Poll. Cont. Rev. Rfdg. (Florida
Power & Light Co. Proj.) 3.85%, VRDN  VMIG 1  1,100,000  1,100,000
St. Lucie County Poll. Cont. Rev. (Florida Power
& Light Co. Proj.) 3.80%, VRDN  VMIG 1  3,100,000  3,100,000
Sunshine State Gov't. Fin. Commission 3.75%
1/21/98, LOC Union Bank of Switzerland, CP  VMIG 1  3,500,000
3,499,930
TOTAL MUNICIPAL NOTES
(Cost $30,205,038)    30,205,038
TOTAL INVESTMENTS - 100%
(Cost $393,815,206)   $414,474,024
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
25 Municipal Bond Contracts  Dec. 1997 $ 3,057,031 $ 31,879
35 US Treasury Bond Contracts  Mar. 1998  4,166,094  (4,587)
   $ 27,292
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.7%
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
6. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
9. Security collateralized by an amount sufficient to pay interest and principal.
10. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of security pledged amounted to $246,938.
11. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
12. Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of this security amounted to $1,340,625 or 0.3% of net assets.
13. Provides evidence of ownership in one or more underlying municipal bonds.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.6% AAA, AA, A 80.6%
Baa 7.4% BBB  4.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 3.8%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care   17.2%
Transportation   15.6
Electric Revenue   15.1
Special Tax   10.2
General Obligation   9.6
Resource Recovery   8.4
Water and Sewer   8.0
Escrowed/Pre-Refunded   6.0
Others (individually less than 5%)     9.9
TOTAL   100.0%
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $393,822,863. Net unrealized appreciation aggregated $20,651,161, of which $20,677,084 related to appreciated investment securities and $25,923 related to depreciated investment securities.
The fund hereby designates approximately $155,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $348,000 of losses on futures contracts.

SPARTAN FLORIDA MUNICIPAL INCOME FUND


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $393,815,206) -                   $ 414,474,024
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                             5,607,817

INTEREST RECEIVABLE                                                         5,278,356

 TOTAL ASSETS                                                               425,360,197

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 32,249

PAYABLE FOR INVESTMENTS PURCHASED ON A                        16,111,259
DELAYED DELIVERY BASIS

PAYABLE FOR FUND SHARES REDEEMED                              63,727

DISTRIBUTIONS PAYABLE                                         573,080

ACCRUED MANAGEMENT FEE                                        182,481

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              3,806

OTHER PAYABLES AND ACCRUED EXPENSES                           2,832

 TOTAL LIABILITIES                                                          16,969,434

NET ASSETS                                                                 $ 408,390,763

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 386,353,459

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       1,351,194
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   20,686,110

NET ASSETS, FOR 35,767,943 SHARES OUTSTANDING                              $ 408,390,763

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $11.42
SHARE ($408,390,763 (DIVIDED BY) 35,767,943 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                          $ 21,089,693

EXPENSES

MANAGEMENT FEE                                             $ 2,160,309

NON-INTERESTED TRUSTEES' COMPENSATION                       3,384

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,163,693

 EXPENSE REDUCTIONS                                         (3,649)       2,160,044

NET INTEREST INCOME                                                       18,929,649

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      3,447,915

 FUTURES CONTRACTS                                          (416,465)     3,031,450

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      3,603,661

 FUTURES CONTRACTS                                          (64,293)      3,539,368

NET GAIN (LOSS)                                                           6,570,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 25,500,467
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 18,929,649    $ 19,404,554
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 3,031,450       2,687,336

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     3,539,368       (966,203)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          25,500,467      21,125,687
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (18,929,649)    (19,404,554)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   -               (177,944)

 TOTAL DISTRIBUTIONS                                      (18,929,649)    (19,582,498)

SHARE TRANSACTIONS                                        58,696,099      55,831,105
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            11,745,882      12,253,000

 COST OF SHARES REDEEMED                                  (59,766,704)    (74,511,282)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,675,277      (6,427,177)
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                          14,605          23,440

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 17,260,700      (4,860,548)

NET ASSETS

 BEGINNING OF PERIOD                                      391,130,063     395,990,611

 END OF PERIOD                                           $ 408,390,763   $ 391,130,063

OTHER INFORMATION
SHARES

 SOLD                                                     5,240,127       5,063,476

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,048,112       1,112,117

 REDEEMED                                                 (5,343,762)     (6,776,104)

 NET INCREASE (DECREASE)                                  944,477         (600,511)


FINANCIAL HIGHLIGHTS

                                    YEARS ENDED NOVEMBER 30,

                                    1997                       1996        1995        1994 D      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 11.230                   $ 11.180    $ 9.740     $ 11.290    $ 10.520
BEGINNING OF PERIOD

INCOME FROM INVESTMENT               .539                       .546        .573        .587        .615
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED         .190                       .054        1.439       (1.352)     .777
 GAIN (LOSS)

 TOTAL FROM INVESTMENT               .729                       .600        2.012       (.765)      1.392
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.539)                     (.546)      (.573)      (.587)      (.615)

 FROM NET REALIZED GAIN              -                          (.005)      -           (.200)      (.010)

 TOTAL DISTRIBUTIONS                 (.539)                     (.551)      (.573)      (.787)      (.625)

REDEMPTION FEES ADDED TO PAID        .000                       .001        .001        .002        .003
IN CAPITAL

NET ASSET VALUE, END OF PERIOD      $ 11.420                   $ 11.230    $ 11.180    $ 9.740     $ 11.290

TOTAL RETURN A                       6.69%                      5.59%       21.09%      (7.19)%     13.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 408,391                  $ 391,130   $ 395,991   $ 335,551   $ 428,367
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .55%                       .55%        .55%        .54%        .25%
NET ASSETS                                                                             B           B

RATIO OF EXPENSES TO AVERAGE NET     .55%                       .54%        .55%        .54%        .25%
ASSETS AFTER EXPENSE                                           C
REDUCTIONS

RATIO OF NET INTEREST INCOME TO      4.81%                      4.96%       5.37%       5.49%       5.52%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              25%                        28%         65%         49%         50%


D TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G EFFECTIVE DECEMBER 31, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN FLORIDA MUNICIPAL               3.29%    15.93%   16.84%
 MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET               3.13%    14.49%   15.17%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 24, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 425 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN FLORIDA MUNICIPAL               3.29%    3.00%    2.99%
 MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET               3.13%    2.74%    2.72%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             12/1/97   9/1/97   6/2/97   3/3/97   12/2/96



SPARTAN FLORIDA MUNICIPAL    3.46%     3.09%    3.40%    3.01%    3.19%
MONEY MARKET FUND



ALL TAX-FREE MONEY MARKET    3.28%     2.98%    3.27%    2.87%    3.05%
FUNDS AVERAGE



SPARTAN FLORIDA MUNICIPAL    5.41%     4.83%    5.31%    4.70%    4.98%
MONEY MARKET FUND -
TAX-EQUIVALENT


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on an effective 1997 federal tax rate of 36%. A portion of the fund's income may be subject to the alternative minimum tax. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Florida
Municipal Money
Market Fund
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. During the first several months of the period, investors tried to figure out when the Federal Reserve Board might raise the fed funds rate, which is the rate banks charge each other for overnight loans. Over that period, data showed growth in the economy, but the pace of that growth was inconsistent, and there were no signs of inflation. As a result, the Fed kept the fed funds rate steady at 5.25%. In February and March, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 meeting that it had increased the fed funds rate from 5.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT'S HAPPENED SINCE THEN?
A. Economic activity has been moderate to fairly strong, but inflation has remained in check. The Fed has opted to keep rates unchanged, but remains biased toward raising rates if signs of stronger inflation emerge. In fact, in mid-October, several Fed officials made comments indicating that they were thinking of raising rates in order to slow the economy. However, that was before economic and market turmoil hit Southeast Asia in late October and continued through November. Because of this instability in the global financial markets, it now appears that the Fed will hold off raising rates, in order to avoid roiling the markets and causing more anxiety. As a result, most market participants feel the Fed will wait until the market disruption in Asia moderates before deciding if a strong U.S. domestic economy still warrants a rate increase.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. I actively sought out attractive opportunities that I felt would increase the yield of the fund. For instance, the fund can invest a portion of its assets in non-Florida securities throughout the year - as long as they mature before December 31 - so I had the flexibility to use those additional opportunities during the period. On top of that, the fund bought lots of variable-rate securities, commercial paper and other short-term issues that I felt would perform well, but would leave the fund flexible in an environment where we expected rates to be higher in the ensuing months. Buying these types of securities kept the fund's average maturity fairly low - in a range of 30 to 45 days - during most of the period. I also began increasing the fund's stake in variable-rate securities to help prepare the fund for the large inflows that typically occur as many investors seek shelter from the Florida intangible personal property tax at the end of the year.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1997, was 3.47%, compared to 3.43% six months ago. The more recent seven-day yield was the equivalent of a 5.42% taxable rate of return for Florida investors in the 36% federal income tax bracket. Through November 30, 1997, the fund's 12-month total return was 3.29%, compared to 3.13% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe the Fed will still be biased toward raising rates over the next several months, and that it is looking for reasons to do so. At this point, the Fed has held off raising rates in spite of the strength of the economy, because inflation has remained under control and the uncertainty created in global financial markets from the fallout in Asia has continued. With any inkling of inflationary pressures, however, I believe the Fed would pull the trigger and raise the fed funds rate at least one more time. As a result, I'm managing the fund with the expectation that that will happen, although the timing of a rate increase is unclear. A rate increase in the next few months may help the U.S. economy, but it might send the worldwide financial markets into an uproar. Therefore, I think the Fed would like Asian markets to stabilize before it takes action.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME AND EXEMPTION FROM
THE FLORIDA INTANGIBLE TAX,
WHILE MAINTAINING A STABLE $1
SHARE PRICE BY INVESTING IN
HIGH-QUALITY, SHORT-TERM
MUNICIPAL MONEY MARKET
SECURITIES
FUND NUMBER: 428
TRADING SYMBOL: FSFXX
START DATE: AUGUST 24, 1992
SIZE: AS OF NOVEMBER 30,
1997, MORE THAN $421 MILLION
MANAGER: SCOTT ORR, SINCE JULY
1997; MANAGER, VARIOUS FIDELITY
AND SPARTAN MUNICIPAL MONEY
MARKET FUNDS; JOINED FIDELITY
IN 1989
(CHECKMARK)

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/97           5/31/97            11/30/96

  0 - 30    70                 73                 75

 31 - 90    22                 16                 9

 91 - 180   4                  7                  6

181 - 397   4                  4                  10

WEIGHTED AVERAGE MATURITY
                             11/30/97   5/31/97   11/30/96

SPARTAN FLORIDA MUNICIPAL    33 DAYS    31 DAYS   46 DAYS
MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET    50 DAYS    38 DAYS   52 DAYS
FUNDS AVERAGE *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 23.0
Row: 1, Col: 5, Value: 69.0
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 61.0
Variable rate
demand notes
(VRDNs) 64%
Commercial paper
(including CP
mode) 24%
Tender bonds 9%
Municipal
notes 2%
Other 1%

Variable rate
demandnotes
(VRDNs) 61%
Commercial paper
(including CP
mode) 13%
Tender bonds 16%
Municipal
notes 6%
Other 4%

*SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1997
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
DELAWARE - 0.1%
Delaware Econ. Dev. Auth. (Delmarva Pwr. & Lt. Proj.)
Series 1994, 4%, VRDN (b) $ 600,000 $ 600,000
FLORIDA - 98.4%
Alcahua County Health Facs. Auth. Rev. Bonds
(Academic Research Bldg. Proj.) Series 1989, 3.85%
2/12/98, LOC Barnett Bank, NA, CP mode  6,250,000  6,250,000
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 (Jacaranda Village Arpts. Proj.) Series 1997, 3.85%,
 LOC Marine Midland Bank, NA, VRDN  3,500,000  3,500,000
 (Palm Aire-Oxford Proj.) Series 1990, 4.20% (Continental
 Casualty Co. Guaranteed) VRDN  1,800,000  1,800,000
 (Town of Jacaranda) 3.85%, LOC SouthTrust Bank, VRDN  4,400,000
4,400,000
Broward County Ind. Dev. Auth.:
 (Femc & Fast Industries, Inc., 4.05%, LOC SunTrust Bank
 of South Florida, NA, VRDN (b)  1,500,000  1,500,000
 (Heico Aerospace Corp. Proj.) 4.05%, LOC SunTrust Bank
 of South Florida, NA, VRDN (b)  1,000,000  1,000,000
 (Rib Associates Proj.) Series 1989, 4.05%, LOC
 SunTrust Bank, Orlando, VRDN (b)  1,280,000  1,280,000
Broward County Sales Tax Rev. Series B, 3.80% 2/24/98
(Liquidity Facility Bank of Tokyo-Mitsubishi, Ltd.) CP (b)  3,900,000
3,900,000
Clay County Hsg. Fin. Auth. Participating VRDN, Series PT-61,
4.10%, LOC Bayerische Hypotheken-und Wechsel (b)(c)  3,415,000
3,415,000
Dade County Cap. Asset Allocation Spl. Oblig. Rev.
Series 1990, 4.30%, LOC Sanwa Bank Ltd., VRDN  1,000,000  1,000,000
Dade County Hsg. Fin. Auth. Single Family Mtg. Rev.:
 Bonds Series 1997 C, 4.05%, tender 10/16/98 (FGIC
 Capital Markets Svcs. Guaranteed) (b) 3,800,000 3,800,000 Participating VRDN, Series 1995 B, 4.10% (Liquidity
 Facility Bank of America) (c)  8,135,000  8,135,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev.:
 (Guastafeste Proj.):
  Series 1987, 4.05%, LOC SunTrust Bank, VRDN (b)  2,740,000
2,740,000
  Series 1991, 4.05%, LOC SunTrust Bank, VRDN (b)  1,170,000
1,170,000
 (Royal Store Fixtures Corp. Proj.) 4.05%, LOC SunTrust
 Bank, NA, Miami, VRDN (b)  2,020,000  2,020,000
Dade County Multi-Family Hsg. Rev. (Biscayne View
Apts. Proj.) Series 1993, 4.20% (Commonwealth Life
Insurance Co. Guaranteed) VRDN (b)  28,475,000  28,475,000
Dade County Wtr. & Swr. Sys. Rev.:
 3.80% (BPA Commerzbank Bank) VRDN  11,200,000  11,200,000
 Participating VRDN, Series SG-74, 4% (Liquidity Facility
 Societe Generale, France) (c)  9,845,000  9,845,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Duval County Hsg. Fin. Auth. Rev. (Lakes Mayport Apts.)
Series 1985F, 3.90%, LOC SunTrust Bank Atlanta, VRDN $ 1,300,000 $
1,300,000
Escambia County Hsg. Fin. Auth. Participating VRDN
4.10% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  2,000,000
2,000,000
Escambia County Poll. Cont. Rev. Rfdg. (Monsanto
Co. Proj.) Series 1994, 3.95%, VRDN  4,775,000  4,775,000
Escambia County Solid Waste Disp. Rev. (Monsanto
Co. Proj.) Series 1993, 4.05%, VRDN (b)  5,300,000  5,300,000
Florida Board of Ed.:
 Admin. Cap. Outlay (Pub. Ed.):
  Bonds Series A, 4.75% 1/1/98  2,750,000  2,752,630
  Participating VRDN Series 1995 SG-22, 4%
  (Liquidity Facility Societe Generale, France) (c)  4,570,000
4,570,000
 Participating VRDN, Series 1995 A, 4.04% (Liquidity
 Facility Citibank, NA) (c)  9,500,000  9,500,000
Florida Capital Proj. Fin. Auth (Capital Proj. Loan Prog.)
Series 1997-A, 3.90% (FSA Insured) (BPA Credit
Suisse First Boston) VRDN  8,000,000  8,000,000
Florida Dept. of Trans. Participating VRDN, 4% (Liquidity
Facility Societe Generale, France) (c)  13,010,000  13,010,000
Florida Gen. Oblig. Participating VRDN Series 1997,
3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)  3,000,000
3,000,000
Florida Hsg. Fin. Agcy. Rev.:
 (Ashley Lake Park II Proj.) Series 1989 J, 3.95%
 LOC Barclays Bank, VRDN (b)  1,100,000  1,100,000
 (Banyan Bay Apts. Proj.) 4.15%, LOC PNC Bank,
 Kentucky, VRDN (b)  5,275,000  5,275,000
 (Heron Parkway Proj.) 3.95%, LOC Nationsbank,
 NA, VRDN  3,300,000  3,300,000
 (Oaks at Mill Creek Proj.) Series 1985, 3.85%
 tender 11/1/98, LOC Chase Manhattan Bank 3,065,000 3,065,000 (Village Place Proj.) Series 1985 LL, 3.85%
 tender 11/1/98, LOC Chase Manhattan Bank 3,000,000 3,000,000 Multi-Family Hsg. Rev. Rfdg.
  (Brandon-Oxford Proj.) Series 1990 C, 4.20%
  (Continental Casualty Co. Guaranteed) VRDN 7,800,000 7,800,000 (Hillsborough-Oxford Proj.) Series D, 4.20%
  (Continental Casualty Co. Guaranteed) VRDN 5,590,000 5,590,000 Florida Local Gov't. Fin. Commission Series A, CP:
 3.85% 1/7/98, LOC First Union Nat'l. Bank of
 North Carolina  2,700,000  2,700,000
 3.95% 1/6/98, LOC First Union Nat'l. Bank of
 North Carolina  8,380,000  8,380,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Fort Myers Improvement Rev. Participating VRDN
Series PA-180, 3.95% (AMBAC Insured) (Liquidity
Facility Merrill Lynch & Co., Inc.) (c) $ 2,850,000 $ 2,850,000
Gulf Breeze Florida Muni Bond Fund Series 1995 A, 4.05%,
LOC Barnett Bank, VRDN  5,400,000  5,400,000
Gulf Breeze Local Gov't. Loan Program
Series 1985B, 4% (FGIC Insured)
(Liquidity Facility Credit Local de France) VRDN 4,000,000 4,000,000 Hillsborough County Aviation Auth. Rev.
(Tampa Int'l. Arpt.) CP:
  3.85% 2/12/98, LOC National Westminster Bank,
  PLC (b)  3,600,000  3,600,000
  3.85% 2/12/98, LOC National Westminster Bank,
  PLC (b)  4,100,000  4,100,000
  3.80% 2/13/98, LOC National Westminster Bank,
  PLC (b)  5,100,000  5,100,000
  3.80% 2/13/98, LOC National Westminster Bank,
  PLC (b)  3,900,000  3,900,000
Hillsborough County Ind. Dev. Rev. (Vigo Importing Proj.):
 4.25%, LOC NationsBank, NA, VRDN (b)  1,340,000  1,340,000
 4.35%, LOC Barnett Bank, NA, VRDN (b)  1,400,000  1,400,000
Indian River County Hosp. Dist. Rev. Bonds, CP mode:
 Series 1988:
  3.75% 1/5/98, LOC Kredietbank NV  4,700,000  4,700,000
  3.80% 2/12/98, LOC Kredietbank NV  4,350,000  4,350,000
 Series 1989, 3.85% 2/9/98, LOC Kredietbank NV  1,800,000  1,800,000
 Series 1990, 3.75% 1/5/98, LOC Kredietbank NV  2,000,000  2,000,000
Jacksonville Elec. Auth. Rev.
Series A, 3.85% 1/5/98 (Liquidity Facility Morgan
Guaranty Trust Co. of New York) CP  2,000,000  2,000,000
Jacksonville Health Fac. Auth.:
 (Faculty Practice Assoc.) 4.10%, LOC NationsBank,
 NA, VRDN  2,000,000  2,000,000
 Participating VRDN, Series 1996 M, 4.05% (Liquidity
 Facility Caisse des Depots et Consignations) (c)  13,640,000
13,640,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr. Proj.):
 Series 1988, 4.05%, LOC Sumitomo Bank Ltd., VRDN  5,100,000
5,100,000
 Series 1989, 4.05%, LOC Sumitomo Bank Ltd., VRDN  4,900,000
4,900,000
Jacksonville Ind. Dev. Rev. (Samuel C. Taylor Foundation Proj.)
Series 1987, 4.10%, LOC Barnett Bank, NA, VRDN  4,900,000  4,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Jacksonville Poll. Cont. Rev. Rfdg. Bonds (Florida Light &
Power Co. Proj.) Series 1994, CP mode:
  3.75% 1/5/98 $ 3,400,000 $ 3,400,000
  3.85% 1/5/98  2,000,000  2,000,000
  3.80% 2/27/98  3,500,000  3,500,000
Jacksonville River City Renaissance Prog.
3.75% 1/5/98, CP  2,800,000  2,800,000
Lee County Hosp. Board Rev. Bonds (Lee Memorial Hosp.
Proj.) Series 1997 B, 3.85% 1/26/98, LOC SunTrust
Bank, Central Florida, NA, CP mode  4,000,000  4,000,000
Manatee County Hsg. Fin. Auth. (Harbor Pointe Proj.)
Series 1990 A, 3.95%, LOC Marine Midland
Bank, NA, VRDN  1,800,000  1,800,000
Monroe County School Dist Rev. RAN 4.25% 12/17/97  1,000,000
1,000,147
Okeechobee County Solid Waste Rev. (Chambers Waste Sys.
of Florida Proj.) Series 1992, 4.10%, LOC Morgan
Guaranty Trust NY, VRDN (b)  9,650,000  9,650,000
Orange County Health Fac. Auth. Participating VRDN, Series
PA-95, 3.85% (Liquidity Facility Merrill Lynch & Co.) (c)  3,985,000
3,985,000
Orange County Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 (Regal Pointe Apts.) Series 1997 A, 4.10%, LOC
 Nationsbank, NA, VRDN  5,893,000  5,893,000
 (Water View Club) Series 1997 D, 4.01%, LOC Key
 Bank, NA, VRDN (b)  4,000,000  4,000,000
Orange County School Dist. RAN Series A, 4.25% 1/15/98  7,500,000
7,502,676
Orlando Spl. Assessment Rev. (Republic Drive Interchange
Proj.) Series 1997A, 3.85%, LOC Morgan Guaranty
Trust Co. of New York, VRDN  8,500,000  8,500,000
Orlando Util. Commission Wtr. & Elec. Subordinate Rev.
Participating VRDN, Series 1993A-SG-18, 4%
(Liquidity Facility Societe Generale) (c)  4,365,000  4,365,000
Palm Beach County Hsg. Fin. Auth.:
 (Lake Crystal Apts. Proj. Phase II) Series 1988 A,
 3.95%, LOC Citibank, VRDN (b)  1,785,000  1,785,000
 Multi-Family Hsg. Rev.:
  (Haverhill Commons Proj.) Series 1997A, 4%, LOC
  Credit Lyonnais, VRDN  3,600,000  3,600,000
  (Village Crossings) Series 1997B, 4%, LOC Credit
  Lyonnais, VRDN  2,000,000  2,000,000
 Single Family Mtg. Rev. Bonds Series B, 3.95%
 tender 7/1/98  7,000,000  7,000,000
Pasco County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Carlton Arms of Magnolia Valley) Series 1985, 4.075%,
LOC First Union Nat'l. Bank, VRDN  1,500,000  1,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Pensacola Rev. (Harborview Corp. Proj.)
4.10%, LOC AmSouth Bank, NA, Alabama, VRDN $ 2,865,000 $ 2,865,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage
Rev. Bonds 3.80% tender 2/1/98  4,055,000  4,055,000
Pinellas County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Hunter Douglas Inc.) 4.05%, LOC ABN-AMRO
Bank NV, VRDN (b)  2,100,000  2,100,000
Plant City (South Baptist Hosp. Proj.) Series 1993,
4.05%, LOC Barnett Bank, NA, VRDN (b)  4,600,000  4,600,000
Putnam County Dev. Auth. Bonds (Seminole Elec.
Coop Proj.) Series 1984 H-3, 3.70% tender 3/15/98
(Nat'l. Rural Utils. Coop-CFC Guaranteed) 14,750,000 14,750,000 Sarasota County Public Hosp. Dist. Rev. Bonds (Sarasota
Memorial Hosp.) Series 1991, 3.90% 12/11/97
(Liquidity Facility Goldman Sachs & Co.) CP mode 4,000,000 4,000,000 St. Lucie County Poll. Cont. Rev. Rfdg. Bonds
(Florida Power & Light Co. Proj.) CP mode:
  Series 1994A, 3.75% 1/5/98  2,400,000  2,400,000
  Series 1994A, 3.80% 1/6/98  2,500,000  2,500,000
St. Lucie (City of Port) Util. Rev. Participating VRDN, 4%
(Liquidity Facility Merrill Lynch & Co., Inc) (c)  3,500,000
3,500,000
St. Petersburg Capital Impt. Rev. (Arpt. and Golf
Course Proj.) Series 1997B, 3.95%,
LOC SunTrust Bank, Tampa Bay, VRDN  1,000,000  1,000,000
Sunrise Util. Sys. Rev. Participating VRDN (c):
 Series SGB-16, 4% (Liquidity Facility Societe Generale)  5,030,000
5,030,000
 Series SGB-17, 4% (Liquidity Facility Societe Generale)  2,325,000
2,325,000
Sunshine State Gov't. Fin. Commission:
 Series 1986, 3.75% 12/10/97 CP  15,000,000  15,000,000
 Series 1994:
  3.75% 1/6/96 CP  1,000,000  1,000,000
  3.80% 1/5/98 CP  4,400,000  4,400,000
  3.80% 1/5/98 CP  3,000,000  3,000,000
  3.80% 1/6/98 CP  2,520,000  2,520,000
  420,253,453
LOUISIANA - 0.7%
West Baton Rouge Parish District No. 3 Rev. (Dow
Chemical Co. Project) Series 1994 A, 4.15%, VRDN (b)  2,800,000
2,800,000
NEVADA - 0.2%
Clark County Spl. Facs. Arpt. Rev. Bonds (Signature Flight
Support Corp. Proj.) Series 1997A, 4% tender 12/1/97,
LOC Bayerische Landesbank  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - 0.6%
Brazos River Hbr. Navigation Dist. (Dow Chemical Co.):
 Series 1996, 4.15%, VRDN (b) $ 700,000 $ 700,000
 Series 1997, 4.15%, VRDN (b)  1,700,000  1,700,000
  2,400,000
TOTAL INVESTMENTS - 100%   $ 427,053,453
Total Cost for Income Tax Purposes   $  427,053,453
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $55,500 of which $100, $1,000, $22,000, $4,000, $10,000 and $18,400 will expire on November 30, 2000, 2001, 2002, 2003, 2004 and 2005, respectively.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                                   $ 427,053,453
ACCOMPANYING SCHEDULE

CASH                                                                        19,073

SHARE TRANSACTIONS IN PROCESS                                               8,554,379

RECEIVABLE FOR INVESTMENTS SOLD                                             438

INTEREST RECEIVABLE                                                         2,954,901

 TOTAL ASSETS                                                               438,582,244

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 16,957,639

DISTRIBUTIONS PAYABLE                                        56,281

ACCRUED MANAGEMENT FEE                                       160,428

OTHER PAYABLES AND ACCRUED EXPENSES                          2,106

 TOTAL LIABILITIES                                                          17,176,454

NET ASSETS                                                                 $ 421,405,790

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 421,461,337

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (55,547)

NET ASSETS, FOR 421,461,337 SHARES OUTSTANDING                             $ 421,405,790

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $1.00
SHARE ($421,405,790 (DIVIDED BY) 421,461,337 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                       $ 16,289,853

EXPENSES

MANAGEMENT FEE                                          $ 2,199,562

NON-INTERESTED TRUSTEES' COMPENSATION                    2,519

 TOTAL EXPENSES BEFORE REDUCTIONS                        2,202,081

 EXPENSE REDUCTIONS                                      (58,319)      2,143,762

NET INTEREST INCOME                                                    14,146,091

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (18,438)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 14,127,653


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           NOVEMBER 30,     NOVEMBER 30,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 14,146,091     $ 12,342,191
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (18,438)         (9,713)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            14,127,653       12,332,478
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (14,146,091)     (12,342,191)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    772,805,775      705,315,091
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     13,506,143       11,594,514

 COST OF SHARES REDEEMED                                    (767,165,281)    (678,018,565)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           19,146,637       38,891,040
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   19,128,199       38,881,327

NET ASSETS

 BEGINNING OF PERIOD                                        402,277,591      363,396,264

 END OF PERIOD                                             $ 421,405,790    $ 402,277,591


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED NOVEMBER 30,

                                   1997                       1996        1995        1994        1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
OF PERIOD

INCOME FROM INVESTMENT              .032                       .031        .035        .024        .025
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.032)                     (.031)      (.035)      (.024)      (.025)

NET ASSET VALUE, END OF PERIOD     $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.29%                      3.17%       3.57%       2.47%       2.51%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 421,406                  $ 402,278   $ 363,396   $ 337,530   $ 306,741
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .50%                       .50%        .50%        .46%        .18%
NET ASSETS                                                                            B           B

RATIO OF EXPENSES TO AVERAGE        .49% C                     .47%        .50%        .46%        .18%
NET ASSETS AFTER EXPENSE                                      C
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     3.21%                      3.15%       3.52%       2.43%       2.48%
AVERAGE NET ASSETS


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




4. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date. Income and capital gain
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
 distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
5. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTION -
CONTINUED
equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $97,331,572 and $98,899,895, respectively.
The market value of futures contracts opened and closed during the period amounted to $55,512,230 and $51,614,347, respectively.
7. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $925 and $4,864 for the period for the income and money market funds, respectively. Effective April 1, 1997, these transaction fees were eliminated for the income fund.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
8. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the income and money market fund's expenses were reduced by $3,649 and $58,319, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Florida Municipal Income Fund and Spartan Florida Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Court Street Trust: Spartan Florida Municipal Income Fund and Fidelity Court Street Trust II: Spartan Florida Municipal Money Market Fund, including the schedules of portfolio investments, as of November 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Spartan Florida Municipal Income Fund and Fidelity Court Street Trust II: Spartan Florida Municipal Money Market Fund as of November 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 9, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Florida Municipal Income Fund voted to pay on December 29 1997, to shareholders of record at the opening of business on December 26, 1997, a distribution of $.05 per share derived from capital gains realized from sales of portfolio securities.
During fiscal year ended 1997, 100% of the income and money market funds income dividends were free from federal income tax, and 10.3% and 30.1%, respectively, of the funds' income dividends were subject to the federal alternative minimum tax.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Jonathan Short, Vice President -
INCOME FUND
Scott Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE